UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06719

Sterling Capital Funds (formerly, BB&T Funds)

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President
Sterling Capital Funds (formerly, BB&T Funds)
434 Fayetteville Street Mall, 5th Floor
Raleigh, NC 27601-0575
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in  Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Select Equity Fund (formerly BB&T Select Equity Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.5%)
	Consumer Discretionary (9.9%)
204,000	Comcast Corp., Class A	$4,481,880
220,000	Lowe’s Cos., Inc.	5,517,600
186,000	Staples, Inc.	4,235,220
54,000	Target Corp.	3,247,020
149,500	Walt Disney Co. (The)	5,607,745

		23,089,465

	Consumer Staples (10.2%)
67,800	CVS Caremark Corp.	2,357,406
138,300	Kraft Foods, Inc., Class A	4,357,833
94,500	PepsiCo, Inc.	6,173,685
34,080	Procter & Gamble Co. (The)	2,192,366
134,000	Unilever PLC, ADR	4,137,920
83,400	Wal-Mart Stores, Inc.	4,497,762

		23,716,972

	Energy (12.4%)
197,000	Cenovus Energy, Inc.(a)	6,548,280
40,290	Chevron Corp.	3,676,463
35,700	ConocoPhillips	2,431,170
89,000	Exxon Mobil Corp.	6,507,680
72,000	Schlumberger, Ltd.	6,012,000
97,200	Suncor Energy, Inc.	3,721,788

		28,897,381

	Financials (15.0%)
62,300	American Express Co.	2,673,916
57,000	Aon Corp.	2,622,570
189,000	Bank of America Corp.	2,521,260
24,900	Berkshire Hathaway, Inc., Class B(b)	1,994,739
150,000	JPMorgan Chase & Co.	6,363,000
170,000	MetLife, Inc.	7,554,800
121,400	Morgan Stanley	3,303,294
50,600	State Street Corp.	2,344,804
41,300	Travelers Cos., Inc. (The)	2,300,823
105,000	Wells Fargo & Co.	3,253,950

		34,933,156

	Health Care (12.3%)
88,800	Abbott Laboratories	4,254,408
86,100	Covidien PLC	3,931,326
57,000	Johnson & Johnson	3,525,450
143,000	Medtronic, Inc.	5,303,870
116,000	Merck & Co., Inc.	4,180,640
45,000	Novartis AG, ADR(a)	2,652,750
175,200	Pfizer, Inc.	3,067,752
35,700	Stryker Corp.	1,917,090

		28,833,286

	Industrials (10.8%)
186,000	ABB, Ltd., ADR(b)	4,175,700
21,000	FedEx Corp.	1,953,210
366,000	General Electric Co.	6,694,140
31,500	Lockheed Martin Corp.	2,202,165
393,000	Southwest Airlines Co.	5,101,140
120,800	Tyco International, Ltd.	5,005,952

		25,132,307

	Information Technology (20.0%)
21,800	Apple, Inc.(b)	7,031,808
285,000	Cisco Systems, Inc.(b)	5,765,550
113,190	Corning, Inc.	2,186,831

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
3,660	Google, Inc., Class A(b)	$2,173,930
81,900	Hewlett-Packard Co.	3,447,990
193,200	Intel Corp.	4,062,996
23,200	International Business Machines Corp.	3,404,832
290,000	Microsoft Corp.	8,096,800
108,000	Texas Instruments, Inc.	3,510,000
199,200	Tyco Electronics, Ltd.	7,051,680

		46,732,417

	Materials (5.6%)
566,000	Alcoa, Inc.	8,710,740
161,700	International Paper Co.	4,404,708

		13,115,448

	Telecommunication Services (2.3%)
105,000	AT&T, Inc.	3,084,900
65,000	Verizon Communications, Inc.	2,325,700

		5,410,600

	Total Common Stocks (Cost $194,135,084)	229,861,032

EXCHANGE TRADED FUND (0.8%)
62,000	Utilities Select Sector Standard and Poors Depositary Receipt Fund	1,943,080

	Total Exchange Traded Fund (Cost $1,785,395)	1,943,080

INVESTMENT COMPANY (0.6%)
1,368,240	Federated Treasury Obligations Fund, Institutional Shares	1,368,240

	Total Investment Company (Cost $1,368,240)	1,368,240

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.9%)
$ 396,608	BNY Mellon Institutional Cash Reserve, Series B	90,724
6,757,172	BNY Mellon Overnight Government Fund	6,757,172

	Total Securities Held as Collateral for Securities on Loan (Cost $7,153,780)	6,847,896

Total Investments — 102.8% (Cost $204,442,499)		240,020,248
Net Other Assets (Liabilities) — (2.8)%		(6,547,170)

NET ASSETS — 100.0%		$233,473,078

(a)	Represents that all or a portion of the security was on loan as of December 31, 2010.
(b)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund (formerly BB&T Mid Cap Value Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.2%)
	Consumer Discretionary (17.7%)
538,112	Chico’s FAS, Inc.	$6,473,487
364,825	eBay, Inc.(a)	10,153,080
123,957	Gannett Co., Inc.	1,870,511
185,389	International Speedway Corp., Class A	4,851,630
851,742	Interpublic Group of Cos., Inc. (The)(a)	9,045,500
213,970	Omnicom Group, Inc.	9,799,826
426,161	Select Comfort Corp.(a)	3,890,850
248,388	Universal Technical Institute, Inc.	5,469,504
399,983	Viacom, Inc., Class B	15,843,327

		67,397,715

	Energy (4.9%)
440,518	EXCO Resources, Inc.	8,554,860
270,926	Forest Oil Corp.(a)	10,287,060

		18,841,920

	Financial Services (35.0%)
125,078	Alliance Data Systems Corp.(a)(b)	8,884,290
400,997	Annaly Capital Management, Inc., REIT	7,185,866
423,892	Aspen Insurance Holdings, Ltd.	12,131,789
158,528	Assurant, Inc.	6,106,498
276,903	Assured Guaranty, Ltd.	4,901,183
489,300	E*Trade Financial Corp.(a)	7,828,800
338,085	Endurance Specialty Holdings, Ltd.	15,575,576
365,167	Fair Isaac Corp.(b)	8,533,953
236,552	Fidelity National Information Services, Inc.	6,479,159
578,650	Leucadia National Corp.	16,885,007
547,678	Marshall & Ilsley Corp.	3,789,932
420,620	MI Developments, Inc., Class A	11,398,802
173,686	StanCorp Financial Group, Inc.	7,840,186
448,284	Willis Group Holdings PLC	15,524,075

		133,065,116

	Health Care (15.0%)
311,913	Covidien PLC	14,241,948
148,257	Genzyme Corp.(a)	10,555,898
487,896	King Pharmaceuticals, Inc.(a)	6,854,939
324,000	Omnicare, Inc.	8,226,360
184,642	WellPoint, Inc.(a)	10,498,744
120,522	Zimmer Holdings, Inc.(a)	6,469,621

		56,847,510

	Producer Durables (7.9%)
179,095	General Dynamics Corp.	12,708,581
284,219	Lexmark International, Inc., Class A(a)	9,896,506
632,867	Xerox Corp.	7,290,628

		29,895,715

	Technology (14.8%)
747,549	CA, Inc.	18,270,098
129,948	Computer Sciences Corp.	6,445,421

Shares		Fair Value
COMMON STOCKS — (continued)
	Technology — (continued)
214,075	DST Systems, Inc.	$9,494,226
620,496	EarthLink, Inc.	5,336,266
23,775	MicroStrategy, Inc., Class A(a)	2,032,049
298,300	SAIC, Inc.(a)	4,731,038
368,503	Synopsys, Inc.(a)	9,916,416

		56,225,514

	Utilities (1.9%)
301,198	Allegheny Energy, Inc.	7,301,039

	Total Common Stocks (Cost $304,114,405)	369,574,529

EXCHANGE TRADED FUND (1.4%)
115,350	iShares Russell MidCap Value Index Fund	5,191,903

	Total Exchange Traded Fund (Cost $4,614,792)	5,191,903

INVESTMENT COMPANY (1.3%)
4,810,625	Federated Treasury Obligations Fund, Institutional Shares	4,810,625

	Total Investment Company (Cost $4,810,625)	4,810,625

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.1%)
$ 1,242,466	BNY Mellon Institutional Cash Reserve, Series B	284,214
7,872,146	BNY Mellon Overnight Government Fund	7,872,146

	Total Securities Held as Collateral for Securities on Loan (Cost $9,114,612)	8,156,360

Total Investments — 102.0% (Cost $322,654,434)		387,733,417
Net Other Assets (Liabilities) — (2.0)%		(7,709,324)

NET ASSETS — 100.0%		$380,024,093

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of December 31, 2010.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Small Value Fund (formerly Sterling Capital Small Cap Value Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (92.2%)
	Consumer Discretionary (11.0%)
108,558	Cambium Learning Group, Inc.(a)	$373,440
68,800	Chico’s FAS, Inc.	827,664
67,300	Entercom Communications Corp., Class A(a)	779,334
200,983	Exide Technologies(a)	1,891,250
38,191	Meredith Corp.	1,323,318
117,019	Regis Corp.	1,942,515
32,717	Signet Jewelers, Ltd.(a)	1,419,918

		8,557,439

	Energy (4.4%)
49,166	Holly Corp.	2,004,498
97,385	Resolute Energy Corp.(a)(b)	1,437,403

		3,441,901

	Financial Services (27.1%)
72,100	AMERISAFE, Inc.(a)	1,261,750
32,352	Aspen Insurance Holdings, Ltd.	925,914
60,142	Assured Guaranty, Ltd.	1,064,513
41,008	Avatar Holdings, Inc.(a)	812,779
124,200	Bank Mutual Corp.	593,676
60,070	Brookline Bancorp, Inc.	651,759
6,600	Capitol Federal Financial, Inc.	78,606
10,924	EastGroup Properties, Inc., REIT	462,304
45,081	Endurance Specialty Holdings, Ltd	2,076,882
70,500	Fair Isaac Corp.	1,647,585
109,200	First American Financial Corp.	1,631,448
8,113	First Citizens BancShares, Inc., Class A	1,533,763
39,463	Horace Mann Educators Corp.	711,913
84,000	Investment Technology Group, Inc.(a)	1,375,080
78,096	Marshall & Ilsley Corp.	540,424
42,252	MI Developments, Inc., Class A	1,145,029
39,114	Parkway Properties, Inc., REIT	685,277
37,723	StanCorp Financial Group, Inc.	1,702,816
92,470	Washington Federal, Inc.	1,564,592
56,300	Westfield Financial, Inc.	520,775

		20,986,885

	Health Care (5.1%)
47,419	Coventry Health Care, Inc.(a)	1,251,862
27,800	Teleflex, Inc.	1,495,918
50,300	VCA Antech, Inc.(a)	1,171,487

		3,919,267

	Materials & Processing (6.8%)
35,739	Cabot Microelectronics Corp.(a)	1,481,382
56,357	Mueller Industries, Inc.	1,842,874
52,736	Sensient Technologies Corp.	1,936,993

		5,261,249

	Producer Durables (18.1%)
32,090	Colfax Corp.(a)	590,777
103,736	Covanta Holding Corp.	1,783,222
221,400	EnergySolutions, Inc.	1,233,198
33,700	FTI Consulting, Inc.(a)	1,256,336
48,400	Granite Construction, Inc.	1,327,612
69,600	Harsco Corp.	1,971,072
56,656	PHH Corp.(a)	1,311,586
36,360	SYKES Enterprises, Inc.(a)	736,654
74,600	TeleTech Holdings, Inc.(a)	1,536,014
107,718	UTi Worldwide, Inc.	2,283,622

		14,030,093

Shares		Fair Value
COMMON STOCKS — (continued)
	Technology (19.7%)
371,754	Axcelis Technologies, Inc.(a)	$1,286,269
42,014	Black Box Corp.	1,608,716
174,243	Compuware Corp.(a)	2,033,416
57,317	DST Systems, Inc.	2,542,009
219,471	EarthLink, Inc.	1,887,451
22,118	MicroStrategy, Inc., Class A(a)	1,890,425
154,623	National Semiconductor Corp.	2,127,612
148,317	Orbotech, Ltd.(a)	1,939,986

		15,315,884

	Total Common Stocks (Cost $58,233,786)	71,512,718

EXCHANGE TRADED FUND (2.8%)
30,034	iShares Russell 2000 Value Index Fund	2,135,117

	Total Exchange Traded Fund (Cost $2,148,889)	2,135,117

RIGHT (0.0%)
79,600	Voyager Learning Co., Contingent Right(c)	0

	Total Right (Cost $0)	0

INVESTMENT COMPANY (5.7%)
4,443,715	Federated Treasury Obligations Fund, Institutional Shares	4,443,715

	Total Investment Company (Cost $4,443,715)	4,443,715

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.3%)
$260,458	BNY Mellon Institutional Cash Reserve, Series B	59,580
179,980	BNY Mellon Overnight Government Fund	179,980

	Total Securities Held as Collateral for Securities on Loan (Cost $440,438)	239,560

Total Investments — 101.0% (Cost $65,266,828)		78,331,110
Net Other Assets (Liabilities) — (1.0)%		(779,299)

NET ASSETS — 100.0%		$77,551,811

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of December 31, 2010.
(c)	Security was fair valued under methods approved by the Board of Trustees.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital International Fund (formerly BB&T International Equity Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.6%)
	Australia (2.1%)
99,821	Asciano, Ltd.(a)	$162,844
206,206	MAp Group	630,612
24,967	Newcrest Mining, Ltd.	1,032,684

		1,826,140

	Austria (1.1%)
20,475	Erste Group Bank AG	961,463

	Brazil (2.2%)
35,839	All America Latina Logistica SA	323,846
6,377	Amil Participacoes SA	68,380
26,983	Diagnosticos da America SA	365,733
66,072	Hypermarcas SA(a)	896,748
4,414	Souza Cruz SA	240,350

		1,895,057

	Canada (5.5%)
28,255	Barrick Gold Corp.	1,509,510
5,227	First Quantum Minerals, Ltd.	567,752
10,289	Goldcorp, Inc.	474,765
22,111	Ivanhoe Mines, Ltd.(a)	511,468
2,507	Pan American Silver Corp.(b)	103,200
2,303	Potash Corp. of Saskatchewan, Inc.	357,737
20,090	Silver Wheaton Corp.(a)	787,598
7,343	Teck Resources, Ltd., Class B	456,325

		4,768,355

	China (7.8%)
28,000	Anhui Conch Cement Co., Ltd., H Shares	131,304
6,996	Baidu, Inc., ADR(a)	675,324
336,000	Belle International Holdings, Ltd.	568,012
36,600	Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd., H Shares(a)	82,685
1,122,430	China Construction Bank Corp., H Shares	1,006,502
75,564	China Merchants Holdings International Co., Ltd.	298,453
52,000	China National Building Material Co., Ltd., H Shares	119,216
204,000	China Resources Enterprise, Ltd.	835,915
174,000	China Yurun Food Group, Ltd.	571,956
9,652	Ctrip.Com International, Ltd., ADR(a)	390,423
9,000	Dongfang Electric Corp., Ltd., H Shares	44,579
140,000	Dongfeng Motor Group Co., Ltd., H Shares	241,354
148,000	Golden Eagle Retail Group, Ltd.	364,821
218,000	Intime Department Store Group Co., Ltd.	318,608
42,000	Lianhua Supermarket Holdings, Ltd., H Shares.	200,738
149,000	Lonking Holdings, Ltd.	81,470
26,000	Sany Heavy Equipment International Holdings Co., Ltd.	38,334
39,500	Sinotruk Hong Kong, Ltd.	40,705
164,000	Tingyi Cayman Islands Holding Corp.(b)	419,874
8,000	Weichai Power Co., Ltd., H Shares.	49,249
105,000	Wumart Stores, Inc.	258,826

		6,738,348

	Czech Republic (1.0%)
3,533	Komercni Banka AS	836,027

	Denmark (1.6%)
4,484	Carlsberg AS, Class B	448,959
7,080	Novo Nordisk AS, Class B	798,365

Shares		Fair Value
COMMON STOCKS — (continued)
	Denmark — (continued)
2,526	Pandora AS(a)	$ 152,156

		1,399,480

	Finland (1.0%)
6,170	Fortum OYJ	185,760
2,284	Outotec OYJ	141,130
30,031	Stora Enso OYJ, Class R	308,404
10,688	UPM-Kymmene OYJ	188,814

		824,108

	France (6.1%)
2,667	Aeroports de Paris	210,522
8,507	BNP Paribas	541,229
5,236	Carrefour SA	215,855
6,448	CFAO SA	280,640
7,622	Cie Generale d’Optique Essilor International SA	490,679
8,059	Danone SA	506,373
6,379	European Aeronautic Defence & Space Co. NV(a)	148,664
5,501	Eutelsat Communications	201,345
861	IIiad SA	93,656
139,577	L’Occitane International SA(a)	386,078
5,314	LVMH Moet Hennessy Louis Vuitton SA	874,151
3,098	PPR	492,646
2,155	Schneider Electric SA	322,532
8,604	SES SA	204,830
2,564	Sodexo	176,694
1,635	Technip SA	150,974

		5,296,868

	Germany (6.8%)
4,090	Bayerische Motoren Werke AG	321,645
2,074	Beiersdorf AG	115,087
2,010	Bilfinger Berger AG	169,754
13,518	Daimler AG(a)	916,398
2,887	Deutsche Boerse AG	199,840
21,065	Fraport AG Frankfurt Airport Services Worldwide	1,327,523
8,288	Fresenius SE	694,977
2,583	HeidelbergCement AG	161,884
456	Henkel AG & Co. KGaA	23,530
3,079	Henkel AG & Co. KGaA, Preference Shares	191,468
6,329	MAN SE	752,633
1,694	Metro AG	121,969
1,689	Siemens AG	209,226
3,986	Volkswagen AG, Preference Shares	646,640

		5,852,574

	Greece (0.4%)
14,693	Coca-Cola Hellenic Bottling Co. SA	380,122

	Hong Kong (5.4%)
129,500	BOC Hong Kong Holdings, Ltd.	440,675
460,000	Geely Automobile Holdings, Ltd.	201,214
459,000	Hang Lung Properties, Ltd.	2,146,543
25,700	Hong Kong Exchanges & Clearing, Ltd.	582,919
124,000	Li & Fung, Ltd.	719,483
144,000	Sands China, Ltd.(a)	316,427
88,000	United Laboratories International Holdings, Ltd. (The)	180,692

Continued

Sterling Capital International Fund (formerly BB&T International Equity Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Hong Kong — (continued)
52,400	Wynn Macau, Ltd.	$117,301

		4,705,254

	India (6.0%)
44,117	Adani Enterprises, Ltd.	641,209
16,820	Axis Bank, Ltd.	507,854
47,242	Coal India, Ltd.(a)	332,538
100,468	Dabur India, Ltd.	225,247
8,036	HDFC Bank, Ltd.	421,677
13,593	Housing Development Finance Corp.	221,413
78,331	ITC, Ltd.	305,949
14,937	JSW Steel, Ltd.	393,192
21,763	Larsen & Toubro, Ltd.	963,310
7,366	Mahindra & Mahindra, Ltd.	128,195
70,917	Mundra Port & Special Economic Zone, Ltd.	228,460
10,860	Reliance Capital, Ltd.	162,311
7,396	State Bank of India, Ltd.	465,097
4,579	United Spirits, Ltd.	149,894

		5,146,346

	Indonesia (0.1%)
159,000	Indofood CBP Sukses Makmur Tbk PT(a)	82,500

	Ireland (0.6%)
62,779	Dragon Oil PLC(a)	526,584

	Israel (0.5%)
8,199	Teva Pharmaceutical Industries, Ltd., ADR	427,414

	Italy (0.6%)
6,764	Buzzi Unicem SpA(b)	77,191
14,339	Fiat SpA	295,659
3,505	Saipem SpA	172,550

		545,400

	Japan (8.4%)
4,000	Aisin Seiki Co., Ltd.	141,545
19,000	Asahi Glass Co., Ltd.(b)	222,084
8,686	Canon, Inc.	450,401
4,500	Daikin Industries, Ltd.	159,626
3,831	Denso Corp.	132,214
3,125	FANUC CORP.	479,970
12,506	Honda Motor Co., Ltd.	495,218
86,000	Isuzu Motors, Ltd.	390,861
28,700	Itochu Corp.	290,570
18,600	Komatsu, Ltd.	562,880
15,900	Mitsubishi Corp.	430,450
25,000	Mitsubishi Electric Corp.	262,348
5,800	Nidec Corp.	586,501
37,200	Nissan Motor Co., Ltd.	354,177
13,300	Shiseido Co., Ltd.(b)	290,605
1,350	SMC Corp.	231,291
10,000	Softbank Corp.	346,225
23,900	Suzuki Motor Corp.	588,742
6,354	Toyota Motor Corp.	252,000
14,760	Unicharm Corp.	587,200

		7,254,908

	Korea (South) (1.2%)
20,005	Celltrion, Inc.(a)	590,508
2,674	Hyundai Motor Co.	408,793

		999,301

Shares		Fair Value
COMMON STOCKS — (continued)
	Mexico (1.0%)
7,619	Fomento Economico Mexicano SAB de CV, ADR	$426,054
60,622	Genomma Lab Internacional SAB de CV, Class B(a)	147,162
53,586	Grupo Financiero Banorte SAB de CV, Series O	254,696

		827,912

	Netherlands (2.0%)
1,331	ASML Holding NV	51,402
4,133	Heineken NV	202,638
58,864	ING Groep NV, CVA(a)	572,648
19,531	Koninklijke KPN NV	285,006
6,287	Koninklijke Philips Electronics NV	192,559
13,971	Unilever NV, CVA	435,001

		1,739,254

	Norway (0.5%)
10,479	DnB NOR ASA	147,082
276,590	Marine Harvest ASA	292,467

		439,549

	Portugal (0.2%)
12,624	Jeronimo Martins SGPS SA	192,313

	Russia (6.6%)
2,855	Globaltrans Investment PLC, GDR	48,535
1,882,015	IDGC Holding, JSC(a)	319,943
17,872	Magnit OAO, OJSC, GDR	523,650
917	Mail.ru Group, Ltd., GDR(a)(c)	31,655
2,861	NovaTek OAO, GDR	341,890
3,193	Novorossiysk Commercial Sea Port, PJSC, GDR	31,930
23,274	O’Key Group SA, GDR(a)	320,483
6,900	Pharmstandard, GDR(a)	196,650
46,180	Rosneft Oil Co., GDR	330,649
644,314	Sberbank of Russia	2,195,178
119,532	VTB Bank, OJSC	787,716
12,253	X5 Retail Group NV, GDR(a)	566,701

		5,694,980

	Singapore (0.0%)
24,000	Genting Singapore PLC(a)	40,955

	South Africa (2.3%)
5,228	Aquarius Platinum, Ltd.	28,607
34,048	Aspen Pharmacare Holdings, Ltd.(a)	475,561
59,310	Shoprite Holdings, Ltd.	897,190
37,017	Standard Bank Group, Ltd	604,353

		2,005,711

	Sweden (1.7%)
22,426	Atlas Copco AB, Class A	565,847
5,882	Elekta AB, Class B	226,337
36,757	Volvo AB, Class B(a)	647,626

		1,439,810

	Switzerland (3.8%)
4,217	Dufry Group(a)	567,378
371	Flughafen Zuerich AG	151,574
13,554	Nestle SA	793,670
5,223	Nobel Biocare Holding AG	98,483
9,007	Novartis AG	529,342

Continued

Sterling Capital International Fund (formerly BB&T International Equity Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Switzerland — (continued)
653	Swatch Group AG (The)	$291,091
4,727	Swiss Reinsurance Co., Ltd.	254,297
875	Syngenta AG	255,949
19,010	UBS AG(a)	312,089

		3,253,873

	Taiwan (2.6%)
71,350	HTC Corp.	2,202,425

	Ukraine (0.1%)
933,947	Raiffeisen Bank Aval(a)	46,044
1,101,903	Ukrsotsbank JSCB(a)	77,033

		123,077

	United Kingdom (16.4%)
5,638	Anglo American PLC	293,195
35,738	ARM Holdings PLC	235,857
50,906	Barclays PLC	207,664
61,971	BG Group PLC	1,252,173
31,855	BHP Billiton PLC	1,266,949
7,456	Burberry Group PLC	130,660
25,112	Cairn Energy PLC(a)	164,438
50,335	Compass Group PLC	455,950
4,651	Diageo PLC	85,928
19,799	GlaxoSmithKline PLC	382,768
47,758	HSBC Holdings PLC	484,802
11,467	Imperial Tobacco Group PLC	351,840
3,651	Kazakhmys PLC	91,873
1,425,916	Lloyds Banking Group PLC(a)	1,460,596
9,177	Reckitt Benckiser Group PLC	504,349
36,239	Rio Tinto PLC	2,534,865
20,736	Rolls-Royce Group PLC(a)	201,411
2,014,400	Rolls-Royce Group PLC, Class C(a)(d)	3,141
22,129	Royal Dutch Shell PLC, Class A	737,806
7,311	SABMiller PLC	257,207
325,531	Vodafone Group PLC	841,488
31,563	WPP PLC	388,509
79,443	Xstrata PLC	1,864,693

		14,198,162

	Total Common Stocks (Cost $68,114,427)	82,624,270

EXCHANGE TRADED FUND (2.5%)
	United States (2.5%)
34,813	Market Vectors Gold Miners	2,139,955

	Total Exchange Traded Fund (Cost $1,614,039)	2,139,955

RIGHT (0.0%)
	Canada (0.0%)
22,111	Ivanhoe Mines, Ltd., Expires 01/26/11(a)	29799

	Total Right (Cost $0)	29,799

Shares		Fair Value
INVESTMENT COMPANY (1.2%)
	United States (1.2%)
996,714	Federated Treasury Obligations Fund, Institutional Shares	$996,714

	Total Investment Company (Cost $996,714)	996,714

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.2%)
$ 19,737	BNY Mellon Institutional Cash Reserve, Series B	4,515
1,058,006	BNY Mellon Overnight Government Fund	1,058,006

	Total Securities Held as Collateral for Securities on Loan (Cost $1,077,743)	1,062,521

Total Investments — 100.5% (Cost $71,802,923)		86,853,259
Net Other Assets (Liabilities) — (0.5)%		(460,353)

NET ASSETS — 100.0%		$86,392,906

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of December 31, 2010.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(d)	Security was fair valued under methods approved by the Board of Trustees.

ADR — American Depository Receipt

CVA — Share Certificate

GDR — Global Depository Receipt

JSC — Joint Stock Company

JSCB — Joint Stock Commercial Bank

OJSC — Open Joint Stock Company

PJSC — Public Joint Stock Company

Sector	Percentage of net assets
Consumer Discretionary	15.0%
Consumer Staples	14.9%
Energy	4.6%
Exchange Traded Fund	2.5%
Financials	18.4%
Health Care	6.6%
Industrials	13.8%
Information Technology	4.2%
Materials	15.7%
Telecommunication Services	1.8%
Utilities	0.6%
Cash Equivalents	2.4%

100.5%

Continued

Sterling Capital International Fund (formerly BB&T International Equity Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Forward Foreign Currency Exchange Contracts	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollars	Fair Value	Unrealized Appreciation/ (Depreciation)
Short
Euro vs. U.S. Dollar	Credit Suisse First Boston	03/16/2011	(1,297,917)	$(1,713,385)	$(1,733,967)	$(20,582)

Total Short Contracts				$(1,713,385)	$(1,733,967)	$(20,582)

Long
Japanese Yen vs. U.S. Dollar	J. P. Morgan Securities	03/16/2011	67,108,534	$ 803,695	$ 827,222	$ 23,527

Total Long Contracts				$ 803,695	$ 827,222	$ 23,527

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund (formerly BB&T Special Opportunities Equity Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (87.6%)
	Consumer Discretionary (7.7%)
1,267,000	Comcast Corp., Class A	$27,835,990
415,000	Yum! Brands, Inc.(a)	20,355,750

		48,191,740

	Consumer Staples (7.2%)
1,878,129	Dole Food Co., Inc.(b)(c)	25,373,523
272,000	Energizer Holdings, Inc.(b)(c)	19,828,800

		45,202,323

	Energy (14.7%)
231,000	Apache Corp.(b)	27,542,130
98,000	EOG Resources, Inc.	8,958,180
477,000	Halliburton Co.(a)	19,475,910
300,000	Southwestern Energy Co.(c)	11,229,000
1,100,000	Weatherford International, Ltd.(a)(c)	25,080,000

		92,285,220

	Financials (1.5%)
24,700	Markel Corp.(b)(c)	9,339,811

	Health Care (23.0%)
270,000	Becton Dickinson & Co.(a)	22,820,400
195,000	Bristol-Myers Squibb Co.	5,163,600
676,000	Gilead Sciences, Inc.(c)	24,498,240
287,000	McKesson Corp.(a)	20,199,060
554,433	Merck & Co., Inc.	19,981,765
525,000	Teva Pharmaceutical Industries, Ltd., ADR	27,368,250
669,000	UnitedHealth Group, Inc.	24,157,590

		144,188,905

	Industrials (5.6%)
255,037	L-3 Communications Holdings, Inc.	17,977,558
1,340,000	Southwest Airlines Co.	17,393,200

		35,370,758

	Information Technology (26.8%)
1,940,000	Activision Blizzard, Inc.	24,133,600
841,000	Adobe Systems, Inc.(b)(c)	25,885,980
160,000	Akamai Technologies, Inc.(a)(c)	7,528,000
1,176,000	Cisco Systems, Inc.(c)	23,790,480
1,430,000	Dell, Inc.(c)	19,376,500
882,000	eBay, Inc.(a)(c)	24,546,060
450,000	Harris Corp.	20,385,000

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
375,000	Intuit, Inc.(a)(c)	$18,487,500
76,000	Itron, Inc.(c)	4,214,200

		168,347,320

	Utilities (1.1%)
140,000	NextEra Energy, Inc.	7,278,600

	Total Common Stocks (Cost $450,440,265)	550,204,677

INVESTMENT COMPANY (12.7%)
79,859,996	Federated Treasury Obligations Fund, Institutional Shares	79,859,996

	Total Investment Company (Cost $79,859,996)	79,859,996

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.1%)
$ 775,334	BNY Mellon Institutional Cash Reserve, Series B	177,360
6,362,560	BNY Mellon Overnight Government Fund	6,362,560

	Total Securities Held as Collateral for Securities on Loan (Cost $7,137,904)	6,539,920

Total Investments — 101.4% (Cost $537,438,165)		636,604,593
Net Other Assets (Liabilities) — (1.4)%		(8,772,352)

NET ASSETS — 100.0%		$627,832,241

(a)	Security held as collateral for written call option.
(b)	Represents that all or a portion of the security was on loan as of December

31, 2010.

(c)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund (formerly BB&T Equity Income Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (82.3%)
	Consumer Discretionary (8.4%)
258,000	McDonald’s Corp.(a)	$19,804,080
310,000	Omnicom Group, Inc.	14,198,000
941,000	Pearson PLC, ADR(b)	14,952,490

		48,954,570

	Consumer Staples (17.0%)
654,100	Archer-Daniels-Midland Co.	19,675,328
195,000	Diageo PLC, ADR	14,494,350
278,600	Kimberly-Clark Corp.	17,562,944
356,000	Kraft Foods, Inc., Class A	11,217,560
275,000	PepsiCo, Inc.	17,965,750
300,000	Philip Morris International, Inc.	17,559,000

		98,474,932

	Energy (18.1%)
207,000	Chevron Corp.	18,888,750
323,000	ConocoPhillips	21,996,300
350,000	Kinder Morgan Management LLC(b)(c)	23,408,000
655,500	Natural Resource Partners LP(b)	21,762,600
131,700	Royal Dutch Shell PLC, ADR	8,780,439
278,477	Teekay LNG Partners LP	10,579,341

		105,415,430

	Financials (2.9%)
1,312,000	Hudson City Bancorp, Inc.	16,714,880

	Health Care (9.6%)
424,000	Abbott Laboratories	20,313,840
331,000	Novartis AG, ADR(b)	19,512,450
922,000	Pfizer, Inc.	16,144,220

		55,970,510

	Industrials (10.8%)
188,000	Illinois Tool Works, Inc.(b)	10,039,200
627,000	Koninklijke Philips Electronics NV	19,248,900
256,000	Lockheed Martin Corp.	17,896,960
420,000	Waste Management, Inc.(b)	15,485,400

		62,670,460

	Information Technology (12.1%)
804,000	Intel Corp.	16,908,120
410,000	Paychex, Inc.(b)	12,673,100
1,501,500	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	18,828,810

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
680,000	Texas Instruments, Inc.(a)(b)	$22,100,000

		70,510,030

	Telecommunication Services (3.4%)
557,000	Verizon Communications, Inc.	19,929,460

	Total Common Stocks (Cost $392,922,905)	478,640,272

INVESTMENT COMPANY (17.1%)
99,364,271	Federated Treasury Obligations Fund, Institutional Shares	99,364,271

	Total Investment Company (Cost $99,364,271)	99,364,271

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (5.1%)
$ 502,759	BNY Mellon Institutional Cash Reserve, Series B	115,006
29,337,669	BNY Mellon Overnight Government Fund	29,337,669

	Total Securities Held as Collateral for Securities on Loan (Cost $29,840,428)	29,452,675

Total Investments — 104.5% (Cost $522,127,604)		607,457,218
Net Other Assets (Liabilities) — (4.5)%		(26,012,149)

NET ASSETS — 100.0%		$581,445,069

(a)	Security held as collateral for written call option.
(b)	Represents that all or a portion of the security was on loan as of December 31, 2010.
(c)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Short-Term Bond Fund (formerly BB&T Short U.S. Government Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (12.3%)
	Fannie Mae(a) (1.4%)
$ 762,020	4.500%, 9/25/16, Series 2003-81, Class NY	$777,910
82,376	5.000%, 2/25/18, Series 2004-101, Class B	82,690

		860,600

	Freddie Mac(a) (5.8%)
880,281	1.500%, 3/15/15, Series 3640, Class JA	881,430
869,082	5.500%, 7/15/17, Series 2636, Class B	921,069
1,251,261	4.500%, 7/15/22, Series 3414, Class A	1,310,349
205,611	5.000%, 11/15/25, Series 3113, Class QA	206,176
1,869	4.000%, 5/15/26, Series 2750, Class KP	1,869
182,367	4.500%, 5/15/27, Series 2682, Class XJ	183,553

		3,504,446

	Ginnie Mae (5.1%)
735,876	6.000%, 5/20/23, Series 2004-5, Class VB	761,434
1,784,408	2.500%, 10/20/32, Series 2010-34, Class AD	1,832,027
491,101	4.500%, 8/20/35, Series 2005-58, Class NJ	503,582

		3,097,043

	Total Collateralized Mortgage Obligations (Cost $7,471,843)	7,462,089

CORPORATE BONDS (11.3%)
	Financials (10.4%)
1,000,000	Bank of America Corp., 5.125%, 11/15/14	1,048,507
500,000	Credit Suisse, Series MTN, 3.500%, 3/23/15	512,151
1,000,000	Goldman Sachs Group, Inc. (The), 5.250%, 10/15/13	1,082,218
1,000,000	JPMorgan Chase & Co., 5.125%, 9/15/14	1,064,071
1,000,000	Morgan Stanley, 5.300%, 3/1/13	1,065,618
500,000	UBS AG, Series BKNT, 2.250%, 8/12/13	504,267
1,000,000	Wells Fargo & Co., 4.375%, 1/31/13	1,058,251

	Health Care (0.9%)
500,000	Amgen, Inc., 4.850%, 11/18/14	549,455

	Total Corporate Bonds (Cost $6,759,501)	6,884,538

FDIC GUARANTEED SECURITIES (6.7%)
	Financials (6.7%)
1,000,000	American Express Bank FSB, GMTN, 3.150%, 12/9/11	1,025,425
1,000,000	General Electric Capital Corp., MTN, 2.200%, 6/8/12	1,022,388
1,000,000	JPMorgan Chase & Co., 2.200%, 6/15/12	1,023,045
1,000,000	Santander Holdings (USA), Inc., 2.500%, 6/15/12	1,027,345

	Total FDIC Guaranteed Securities (Cost $4,026,371)	4,098,203

MORTGAGE-BACKED SECURITIES (1.7%)
	Fannie Mae(a) (1.2%)
97,448	6.500%, 8/1/13, Pool #251901	106,203
132,619	6.000%, 3/1/16, Pool #253702	144,120
128,820	6.000%, 4/1/16, Pool #535846	139,991
232,707	6.500%, 4/1/16, Pool #253706	253,905
103,152	6.000%, 8/1/16, Pool #545125	112,290

		756,509

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac(a) (0.5%)
$ 43,237	6.500%, 5/1/13, Pool #E00548	$47,174
219,854	6.000%, 9/1/16, Pool #E01049	238,551

		285,725

	Total Mortgage-Backed Securities (Cost $959,751)	1,042,234

MUNICIPAL BONDS (6.7%)
	California (1.8%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project Refunding Revenue, Series B, 5.370%, 5/1/15	1,074,660

	Illinois (1.6%)
1,000,000	Illinois State, Build America Bonds, Transit Improvements, G.O., 4.200%, 7/1/14	1,003,230

	North Carolina (1.6%)
1,000,000	Brunswick County, NC, Enterprise System Water Utility Improvements Revenue, Build America Bonds, Recovery Zone Economic Development Project, 3.300%, 4/1/15	989,400

	Virginia (1.7%)
310,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.000%, 3/1/13	327,574
215,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.200%, 3/1/14	230,383
430,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.550%, 3/1/15	464,026

		1,021,983

	Total Municipal Bonds (Cost $3,985,668)	4,089,273

U.S. GOVERNMENT AGENCIES (54.1%)
	Fannie Mae(a) (19.2%)
1,000,000	6.250%, 2/1/11	1,004,238
2,500,000	1.800%, 2/8/13	2,519,937
1,000,000	1.000%, 2/11/13, STEP	1,000,582
2,500,000	4.625%, 5/1/13	2,687,557
3,000,000	1.500%, 9/23/14	2,972,643
1,500,000	2.000%, 8/18/15	1,483,591

		11,668,548

	Federal Farm Credit Bank (12.1%)
2,750,000	4.250%, 7/8/13	2,975,495
1,000,000	2.750%, 5/6/14	1,009,030
3,000,000	4.875%, 1/17/17	3,360,984

		7,345,509

	Federal Home Loan Bank (3.3%)
2,000,000	1.000%, 3/15/13, Series 2, STEP	2,002,112

	Freddie Mac(a) (6.6%)
2,000,000	1.200%, 6/15/12	2,006,688
2,000,000	3.250%, 3/18/14	2,011,048

		4,017,736

Continued

Sterling Capital Short-Term Bond Fund (formerly BB&T Short U.S. Government Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)
	Private Export Funding Corp. (11.0%)
$2,500,000	3.550%, 4/15/13	$2,648,933
2,500,000	3.050%, 10/15/14	2,633,190
1,000,000	4.950%, 11/15/15	1,117,896
225,000	5.450%, 9/15/17	256,850

		6,656,869

	Tennessee Valley Authority (1.9%)
1,065,000	4.750%, 8/1/13, Series C	1,166,304

	Total U.S. Government Agencies (Cost $32,453,320)	32,857,078

U.S. TREASURY BILLS* (4.9%)
2,000,000	0.057%, 1/20/11	1,999,940
950,000	0.060%, 1/20/11	949,970

	Total U.S. Treasury Bills (Cost $2,949,910)	2,949,910

U.S. TREASURY NOTES (3.8%)
1,250,000	1.375%, 5/15/12	1,266,601
1,000,000	4.125%, 8/31/12	1,059,922

	Total U.S. Treasury Notes (Cost $2,258,898)	2,326,523

Shares
INVESTMENT COMPANY (0.1%)
61,623	Federated Treasury Obligations Fund, Institutional Shares	61,623

	Total Investment Company (Cost $61,623)	61,623

Principal Amount		Fair Value
SHORT TERM INVESTMENTS (0.0%)
$102,608	BNY Mellon Institutional Cash Reserve, Series B	$23,472

	Total Short Term Investments (Cost $102,608)	23,472

Total Investments — 101.6% (Cost $61,029,493)		61,794,943
Net Other Assets (Liabilities) — (1.6)%		(1,000,434)

NET ASSETS — 100.0%		$60,794,509

*	Rate disclosed represents the annualized yield from date of purchase.
(a)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

FDIC — Federal Deposit Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund (formerly BB&T Intermediate U.S. Government Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%)
$ 130,422	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.250%, 3/25/34	$130,459
2,968,517	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	2,985,949

	Total Collateralized Mortgage Obligations (Cost $3,209,140)	3,116,408

CORPORATE BONDS (8.4%)
	Financials (8.4%)
2,000,000	Aflac, Inc., 8.500%, 5/15/19	2,472,986
3,000,000	General Electric Capital Corp., 2.800%, 1/8/13	3,066,906
2,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	2,148,768
2,000,000	MBNA Corp., 5.000%, 6/15/15	2,057,414
3,000,000	Morgan Stanley, GMTN, 5.750%, 8/31/12	3,207,987
2,000,000	Simon Property Group LP REIT, 10.350%, 4/1/19	2,734,398

	Total Corporate Bonds (Cost $15,487,772)	15,688,459

MORTGAGE-BACKED SECURITIES (17.6%)
	Fannie Mae(a) (12.5%)
2,355,351	5.000%, 1/1/18, Pool #650205	2,522,066
2,198,734	4.500%, 3/1/18, Pool #555292	2,329,284
1,025,388	5.500%, 1/1/33, Pool #678321	1,103,983
1,413,202	5.000%, 7/1/33, Pool #724965	1,494,430
711,771	5.000%, 8/1/33, Pool #724365	754,904
181,631	5.000%, 8/1/33, Pool #738751	191,910
481,855	5.000%, 10/1/33, Pool #753298	509,287
2,044,825	6.500%, 11/1/34, Pool #783476	2,272,714
6,022,233	5.500%, 9/1/35, Pool #835787	6,476,299
1,629,626	6.000%, 7/1/37, Pool #938378	1,772,284
3,644,150	5.500%, 8/1/37, Pool #946238	3,886,267

		23,313,428

	Freddie Mac(a) (4.3%)
2,677,223	4.500%, 2/1/18, Pool #E94445	2,826,143
3,772,867	5.500%, 2/1/29, Pool #A18613	4,049,247
1,046,731	6.000%, 8/1/37, Pool #P51312	1,129,297

		8,004,687

	Ginnie Mae (0.8%)
1,438,546	5.000%, 11/20/38, Pool #4283	1,510,169

	Total Mortgage-Backed Securities (Cost $30,769,092)	32,828,284

MUNICIPAL BONDS (4.7%)
	North Carolina (1.0%)
1,855,000	Brunswick County, NC, Enterprise System Water Utility Improvements Revenue, Build America Bonds, Recovery Zone Economic Development Project, Callable 4/1/20 @ 100, 5.050%, 4/1/22	1,815,915

	Texas (2.8%)
3,000,000	Plano Independent School District, TX, Refunding G.O. (PSF-GTD), 5.000%, 2/15/15	3,402,450

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Texas — (continued)
$ 1,675,000	University of Texas System, TX, Financing System Refunding Revenue, Series B, 5.000%, 8/15/20	$1,915,329

		5,317,779

	Washington (0.9%)
1,500,000	Washington State, WA, Public Improvements G.O., Series C, 5.000%, 1/1/18	1,726,965

	Total Municipal Bonds (Cost $8,982,832)	8,860,659

U.S. GOVERNMENT AGENCIES (46.2%)
	Fannie Mae(a) (13.7%)
3,000,000	4.050%, 2/22/13	3,207,765
10,000,000	5.125%, 1/2/14	10,964,400
5,000,000	2.250%, 2/25/20, STEP	5,015,890
6,290,000	2.500%, 7/28/22, STEP	6,290,528

		25,478,583

	Federal Farm Credit Bank (14.6%)
10,000,000	4.670%, 2/27/18	11,013,070
14,800,000	5.050%, 12/21/21	16,243,015

		27,256,085

	Federal Home Loan Bank (3.1%)
5,000,000	5.000%, 11/17/17(b)	5,668,730

	Freddie Mac(a) (9.3%)
2,000,000	4.875%, 6/13/18	2,236,674
10,000,000	2.000%, 2/10/20, STEP	10,022,770
5,000,000	3.000%, 2/18/20, STEP	5,018,835

		17,278,279

	Private Export Funding Corp. (5.5%)
4,350,000	4.974%, 8/15/13	4,795,275
5,000,000	4.550%, 5/15/15	5,526,605

		10,321,880

	Total U.S. Government Agencies (Cost $82,696,660)	86,003,557

U.S. TREASURY NOTES (16.5%)
4,407,400	2.375%, 4/15/11(c)	4,446,652
6,000,000	4.625%, 2/15/17	6,755,154
4,000,000	3.500%, 2/15/18	4,207,812
5,000,000	3.625%, 8/15/19	5,223,440
4,000,000	2.625%, 8/15/20	3,792,188
5,000,000	6.250%, 8/15/23	6,284,375

	Total U.S. Treasury Notes (Cost $31,521,600)	30,709,621

Shares
INVESTMENT COMPANY (4.2%)
7,831,671	Federated Treasury Obligations Fund, Institutional Shares	7,831,671

	Total Investment Company (Cost $7,831,671)	7,831,671

Continued

Sterling Capital Intermediate U.S. Government Fund (formerly BB&T Intermediate U.S. Government Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.7%)

$ 108,843	BNY Mellon Institutional Cash Reserve, Series B	$24,898
4,978,657	BNY Mellon Overnight Government Fund	4,978,657

	Total Securities Held as Collateral for Securities on Loan (Cost $5,087,500)	5,003,555

Total Investments — 102.0% (Cost $185,586,267)		190,042,214
Net Other Assets (Liabilities) — (2.0)%		(3,708,924)

NET ASSETS — 100.0%		$186,333,290

(a)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(b)	Represents that all or a portion of the security was on loan as of December 31, 2010.
(c)	Inflation protection security. Principal amount periodically adjusted for inflation.

G.O. — General Obligation

GMTN — Global Medium Term Note

PSF-GTD — Permanent School Fund Guarantee

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund (formerly BB&T Total Return Bond Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (1.0%)
$ 350,000	Bank of America Credit Card Trust, Series 2006-A6, Class A6, 0.290%, 11/15/13*(a)	$349,726
2,154,000	Chase Issuance Trust, Series 2007-A13, Class A13, 0.300%, 7/15/14*(a)	2,146,955
1,825,829	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	1,807,443

	Total Asset Backed Securities (Cost $4,256,853)	4,304,124

COLLATERALIZED MORTGAGE OBLIGATIONS (8.5%)
2,110,159	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.256%, 4/25/35*	1,982,951
3,317,072	American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, 2.457%, 6/25/45* .	3,143,294
2,869,107	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	2,846,352
2,240,066	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	2,281,975
774,103	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	777,186
2,228,857	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	2,280,916
1,259,015	First Horizon Asset Securities, Inc., Mortgage Pass Through Trust, Series 2003-5, Class 1A19, 5.500%, 7/25/33	1,310,562
1,199,969	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15	1,273,807
3,708,889	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	3,938,353
453,022	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	465,177
3,248,944	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1A, 5.250%, 8/25/36*	3,103,197
2,473,034	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32*	2,513,952
1,069,608	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.743%, 12/25/34*	987,389
2,854,044	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.835%, 6/25/34*	2,625,763
1,216,755	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	1,186,585
2,371,878	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.748%, 1/25/35* .	2,258,128
2,576,358	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.888%, 10/25/35*	2,378,764

	Total Collateralized Mortgage Obligations (Cost $34,506,745)	35,354,351

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (15.2%)
$ 936,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42*	$ 991,351
2,264,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.179%, 11/10/42*	2,277,043
2,500,000	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A3, 5.449%, 1/15/49	2,603,537
1,540,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49*	1,596,703
3,848,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.222%, 7/15/44*	3,936,444
1,620,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	1,683,186
700,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	734,588
3,505,733	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A3, 4.813%, 2/15/38	3,605,307
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38*	2,791,423
4,000,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	4,195,139
2,400,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40(b)	2,493,493
2,282,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39	2,404,266
976,404	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 8/10/42	985,970
3,400,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43*	3,645,093
2,774,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A3, 4.865%, 3/15/46	2,893,971
3,088,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49	3,211,715
3,080,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29*	3,228,353
2,751,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,888,934
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	2,678,925
3,700,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	3,917,813
2,390,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.437%, 3/12/44*	2,471,654
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41*	1,061,826
2,270,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42*	2,316,712
2,807,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	2,853,223

Continued

Sterling Capital Total Return Bond Fund (formerly BB&T Total Return Bond Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$2,115,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 5.902%, 2/15/51*	$2,241,892

	Total Commercial Mortgage-Backed Securities (Cost $58,159,347)	63,708,561

CORPORATE BONDS (32.9%)
	Consumer Discretionary (4.0%)
3,960,000	CBS Corp., 8.875%, 5/15/19	4,982,005
2,400,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	3,320,594
968,000	Comcast Corp., 5.150%, 3/1/20	1,016,733
4,152,000	NBC Universal, Inc., 5.950%, 4/1/41(b)	4,151,577
3,200,000	Time Warner, Inc., 6.100%, 7/15/40	3,357,715

		16,828,624

	Consumer Staples (3.1%)
2,125,000	Altria Group, Inc., 9.950%, 11/10/38	2,994,406
4,147,000	Lorillard Tobacco Co., 6.875%, 5/1/20	4,283,158
3,790,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/12	3,913,175
1,820,000	New Albertson’s, Inc., 7.500%, 2/15/11(a)	1,822,275

		13,013,014

	Energy (1.8%)
1,750,000	Energy Transfer Partners LP, 9.000%, 4/15/19	2,192,360
2,688,000	NuStar Logistics LP, 7.650%, 4/15/18	3,080,381
1,750,000	Plains All American Pipeline LP, 8.750%, 5/1/19	2,171,741

		7,444,482

	Financials (13.0%)
1,900,000	Aflac, Inc., 8.500%, 5/15/19	2,349,337
3,201,000	American Express Co., 8.125%, 5/20/19	3,982,719
3,425,000	Bear Stearns Cos. LLC (The), 7.250%, 2/1/18(a)	4,058,837
1,410,000	Citigroup, Inc., 5.375%, 8/9/20	1,465,000
3,958,000	Credit Suisse AG, 5.400%, 1/14/20	4,042,202
3,445,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13	3,693,385
1,950,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15	2,095,493
5,500,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	6,356,130
1,765,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	2,057,974
3,920,000	Health Care REIT, Inc., 4.950%, 1/15/21	3,777,124
1,897,000	Hyundai Capital Services, Inc., 6.000%, 5/5/15(b)(c)	2,053,438
3,744,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	4,097,276
2,250,000	MetLife, Inc., 6.750%, 6/1/16	2,609,917
3,780,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(a)	4,100,427
3,875,000	Simon Property Group LP REIT, 10.350%, 4/1/19	5,297,896
2,218,000	Wachovia Corp., 5.625%, 10/15/16	2,412,836

		54,449,991

	Health Care (2.4%)
2,199,000	Aetna, Inc., 3.950%, 9/1/20	2,113,320
3,715,000	Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	3,607,183
2,050,000	Boston Scientific Corp., 4.500%, 1/15/15	2,093,089

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Health Care — (continued)
$1,988,000	Boston Scientific Corp., 6.000%, 1/15/20	$2,072,289

		9,885,881

	Industrials (2.3%)
4,089,000	Corrections Corp. of America, 6.250%, 3/15/13(a)	4,129,890
2,100,000	L-3 Communications Corp., 5.875%, 1/15/15(a)	2,139,375
2,905,000	Roper Industries, Inc., 6.250%, 9/1/19	3,215,359

		9,484,624

	Information Technology (0.5%)
2,017,000	Xerox Corp., 6.350%, 5/15/18	2,273,651

	Materials (2.8%)
4,087,000	ArcelorMittal, 9.850%, 6/1/19	5,165,232
2,566,000	Lubrizol Corp., 8.875%, 2/1/19	3,229,198
3,147,000	Sealed Air Corp., 7.875%, 6/15/17	3,460,750

		11,855,180

	Telecommunication Services (3.0%)
4,412,000	America Movil SAB de CV, 6.375%, 3/1/35	4,835,905
1,965,000	Crown Castle International Corp., 9.000%, 1/15/15	2,166,413
1,403,000	Sprint Capital Corp., 8.375%, 3/15/12(a)	1,483,673
3,977,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	3,828,821

		12,314,812

	Total Corporate Bonds (Cost $130,550,344)	137,550,259

MORTGAGE-BACKED SECURITIES (31.7%)
	Fannie Mae(d) (13.2%)
26,842	6.000%, 10/1/13, Pool #252061	29,169
100,055	5.000%, 8/1/20, Pool #832058	106,887
300,437	5.000%, 8/1/20, Pool #838787	320,951
57,790	5.000%, 5/1/22, Pool #256716	61,345
663,188	6.000%, 7/1/22, Pool #944967	722,356
2,818,548	5.000%, 5/1/23, Pool #976197	2,991,624
725,341	5.000%, 9/1/25, Pool #255892	771,332
1,590,644	5.500%, 2/1/27, Pool #256600	1,707,096
347,896	6.500%, 1/1/35, Pool #809198	390,092
2,076,538	5.500%, 3/1/35, Pool #787561	2,233,105
202,098	6.000%, 4/1/35, Pool #735503	222,632
198,922	7.000%, 6/1/35, Pool #255820	225,360
259,408	7.000%, 6/1/35, Pool #830686	293,885
1,335,979	5.500%, 10/1/35, Pool #817568	1,436,710
622,136	6.500%, 3/1/36, Pool #866062	693,707
371,166	6.500%, 7/1/36, Pool #885493	413,865
3,382,959	6.000%, 7/1/37, Pool #940807	3,681,218
618,089	6.000%, 9/1/37, Pool #955005	672,584
4,358,901	5.500%, 6/1/38, Pool #257231	4,666,441
2,705,335	4.753%, 7/1/38, Pool #981430*	2,853,612
5,732,000	4.500%, 1/1/40, Pool #AC8568	5,889,977
3,472,648	5.000%, 3/1/40, Pool #AE2266	3,653,317
6,300,031	4.500%, 6/1/40, Pool #AD6432	6,472,678
2,018,435	5.000%, 6/1/40, Pool #AD4927	2,123,446
1,919,354	5.000%, 6/1/40, Pool #AD8718	2,019,211
1,523,309	5.000%, 6/1/40, Pool #AD8842	1,602,561
4,770,338	4.500%, 7/1/40, Pool #AB1248	4,901,065
3,928,781	4.500%, 8/1/40, Pool #AE2305	4,036,446

		55,192,672

Continued

Sterling Capital Total Return Bond Fund (formerly BB&T Total Return Bond Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac(d) (10.8%)
$ 758,206	5.000%, 5/1/20, Pool #B19275	$807,608
990,487	5.500%, 10/1/21, Pool #G12425	1,062,762
636,006	5.000%, 12/1/21, Pool #J04025	675,061
1,137,735	5.000%, 7/1/25, Pool #C90908	1,204,755
3,927,374	4.000%, 8/1/25, Pool #E02710	4,045,809
1,736,688	5.500%, 7/1/35, Pool #A36540	1,861,582
535,561	6.000%, 7/1/35, Pool #A36304	583,723
975,238	5.000%, 3/1/36, Pool #G08115	1,027,696
364,892	6.500%, 5/1/36, Pool #A48509	405,843
310,608	5.000%, 7/1/36, Pool #G02291	326,345
481,955	6.000%, 8/1/37, Pool #A64067	522,586
5,067,808	6.000%, 8/1/37, Pool #A64401	5,507,717
1,130,410	5.500%, 1/1/38, Pool #A71523	1,206,052
7,173,809	5.500%, 10/1/38, Pool #G04814	7,653,846
7,024,998	5.000%, 6/1/40, Pool #C03479	7,372,141
2,680,871	3.758%, 7/1/40, Pool #1B4948*	2,758,649
4,996,120	5.000%, 7/1/40, Pool #A93070	5,243,005
2,594,734	4.000%, 9/1/40, Pool #A93643	2,578,556

		44,843,736

	Ginnie Mae (7.7%)
2,186,807	5.500%, 1/15/39, Pool #646685	2,365,500
10,154,277	4.500%, 3/15/39, Pool #697957	10,556,149
3,331,001	4.500%, 2/15/40, Pool #737031	3,462,831
1,637,577	5.000%, 2/15/40, Pool #737037	1,742,138
4,943,983	4.500%, 9/20/40, Pool #4801	5,139,649
4,200,000	4.000%, 1/15/41(e)	4,228,220
2,718,000	5.000%, 1/15/41(e)	2,889,574
1,762,000	5.500%, 1/15/41(e)	1,904,061

		32,288,122

	Total Mortgage-Backed Securities (Cost $131,754,020)	132,324,530

MUNICIPAL BONDS (3.0%)
	California (1.4%)
1,285,000	California State, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	1,354,274
780,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	822,830
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	3,730,673

		5,907,777

	New York (1.6%)
1,785,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 2/3/11 @ 100 (G.O. of Authority), 5.500%, 7/15/15	1,789,213
1,735,000	New York City Municipal Water Finance Authority, Water Utility Improvements Revenue, Series EE, Build America Bonds Taxable, Callable 6/15/20 @ 100, 6.491%, 6/15/42	1,754,571

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New York — (continued)
$ 2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	$2,881,556

		6,425,340

	Total Municipal Bonds (Cost $12,319,930)	12,333,117

U.S. TREASURY NOTES (7.3%)

7,490,000	2.625%, 8/15/20	7,100,872
22,886,000	4.500%, 8/15/39	23,501,061

	Total U.S. Treasury Notes (Cost $32,247,130)	30,601,933

FOREIGN GOVERNMENT BONDS (0.5%)
	Bahrain (0.5%)
1,970,000	Bahrain Government International Bond, 5.500%, 3/31/20(b)	2,006,518

	Total Foreign Government Bonds (Cost $1,947,916)	2,006,518

Shares
PREFERRED STOCK (0.5%)
	Financials (0.5%)
75,600	Citigroup Capital XIII 7.875%	2,034,396

	Total Preferred Stock (Cost $1,960,200)	2,034,396

INVESTMENT COMPANY (0.7%)

3,114,109	Federated Treasury Obligations Fund, Institutional Shares	3,114,109

	Total Investment Company (Cost $3,114,109)	3,114,109

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.4%)
$ 596,576	BNY Mellon Institutional Cash Reserve, Series B	136,467
1,419,424	BNY Mellon Overnight Government Fund	1,419,424

	Total Securities Held as Collateral for Securities on Loan (Cost $2,016,000)	1,555,891

Total Investments — 101.7% (Cost $412,832,594)		424,887,789
Net Other Assets (Liabilities) — (1.7)%		(6,928,665)

NET ASSETS — 100.0%		$417,959,124

*

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2010. The maturity date reflected is the final maturity date.

(a)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

Continued

Sterling Capital Total Return Bond Fund (formerly BB&T Total Return Bond Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was on loan as of December 31, 2010.
(d)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(e)	Represents a security purchased on a when-issued basis. At December 31, 2010, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $9,093,686.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund (formerly BB&T Kentucky Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

	000000000000	000000000000
Principal Amount		Fair Value
MUNICIPAL BONDS (93.0%)
	Kentucky (93.0%)
$400,000	Barren County, KY, School District Finance Corp., School Building Refunding Revenue, Second Series, 3.000%, 2/1/20	$387,000
75,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	78,901
185,000	Campbell & Kenton Counties, KY, Sanitation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	193,105
375,000	Casey County, KY, Public Properties Corp., First Mortgage Revenue, Judicial Center Project, Callable 8/1/12 @ 100, OID, 4.500%, 8/1/16	388,778
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	540,610
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (Assured Guaranty), 5.250%, 2/1/18	322,617
330,000	Christian County, KY, School District Finance Corp., Energy Conservation Revenue, OID, 3.700%, 8/1/14	354,958
325,000	Cumberland County, KY, School District Finance Corp., Cumberland County School Building Revenue, Callable 6/1/18 @ 100, OID, 4.000%, 6/1/25	319,741
85,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvements Revenue (CIFG), 4.375%, 9/1/17	91,177
500,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/19	570,705
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	109,458
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	553,145
525,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (NATL-RE), 5.000%, 5/1/13	568,281
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	335,139
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	538,147
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	545,889
620,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	657,795
	000000000000	000000000000
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$500,000	Kentucky Economic Development Finance Authority, Catholic Health Revenue, Series B, 5.000%, 5/1/39*	$553,435
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Refunding Revenue, Series A, 5.000%, 6/1/16	515,200
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	546,475
250,000	Kentucky Housing Corp. Refunding Revenue, Series B, 2.950%, 7/1/15	253,533
75,000	Kentucky Housing Corp. Refunding Revenue, Series F, Callable 7/1/13 @ 100, 4.850%, 1/1/24	75,175
450,000	Kentucky Housing Corp. Revenue, Series A, Callable 7/1/19 @ 100, 3.650%, 7/1/20	434,889
500,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (AGM), 5.000%, 9/1/20	540,690
165,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (NATL-RE), 5.250%, 9/1/17	186,349
255,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A, Callable 9/1/17 @ 100 (NATL-RE), 5.250%, 9/1/20	272,753
200,000	Kentucky State Property & Buildings Commission, Project No. 73 Road Funding Revenue, 5.250%, 11/1/11	207,780
410,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	459,319
530,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	573,953
385,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	424,278
105,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	118,395
250,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	267,017
45,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/15	51,704
500,000	Kentucky Turnpike Authority, Revitalization Projects Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	524,700
260,000	Knott County, KY, Recreational Facilities Improvements Youth & Recreation Center Project G.O., 5.000%, 9/1/12	270,985
265,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (NATL-RE), 4.250%, 7/1/15	291,497
415,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	417,249

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund (formerly BB&T Kentucky Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$400,000	Louisville & Jefferson County, KY, Metropolitan Government First Mortgage Christian Church Homes Revenue, Callable 1/31/11 @ 100, OID, 6.125%, 11/15/18	$400,308
605,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/15 @ 100 (AGM), 5.000%, 5/15/19	661,888
730,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/19 @ 100, 5.000%, 5/15/20	799,963
590,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Revenue, Series A, Callable 11/15/11 @ 101 (NATL-RE), 5.500%, 5/15/34	600,101
240,000	Monroe County, KY, School District Finance Corp., Monroe County School Building Revenue, Callable 1/31/11 @ 100, OID, 4.300%, 10/1/18	240,211
765,000	Muhlenberg County, KY, Public Improvements G.O., Callable 2/1/11 @ 100, 4.000%, 8/1/14	765,696
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (Assured Guaranty), 5.250%, 9/15/21	588,093
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	625,722
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	703,608
250,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	268,033
300,000	Rowan County, KY, School District Finance Corp., Rowan County School Building Revenue, OID, 4.000%, 11/1/17	327,567
490,000	Russell, KY, Bon Secours Health System, Inc. Refunding Revenue, Series A, Callable 11/15/12 @ 100, OID, 5.625%, 11/15/30	492,509
225,000	Somerset, KY, Water System Revenue, Series B, Callable 1/31/11 @ 100 (AGM), OID, 4.375%, 12/1/18	225,229
395,000	Trimble County, KY, School District Finance Corp., Trimble County School Building Revenue, Prerefunded 4/1/12 @ 100, OID, 4.600%, 4/1/16	414,288

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$500,000	Versailles, KY, Water Utility Improvements Revenue, Callable 12/1/11 @ 101 (NATL-RE), 4.250%, 12/1/13	$516,030
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	396,214
380,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/17	394,657
500,000	Western Kentucky University, KY, General Receipts Revenue (Assured Guaranty), 3.000%, 9/1/13	521,840

	Total Municipal Bonds (Cost $21,897,967)	22,482,779

Shares
INVESTMENT COMPANY (5.9%)
1,423,985	Federated Tax-Free Obligations Fund, Institutional Class	1,423,985

	Total Investment Company (Cost $1,423,985)	1,423,985

Total Investments — 98.9% (Cost $23,321,952)		23,906,764
Net Other Assets (Liabilities) — 1.1%		267,686

NET ASSETS — 100.0%		$24,174,450

*  The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2010. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund (formerly BB&T Maryland Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.8%)
	District of Columbia (3.0%)
$755,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 7/1/12	$802,769
305,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 1/1/13	328,720

		1,131,489

	Maryland (94.8%)
580,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 71st Issue G.O., 5.000%, 2/1/17	677,307
75,000	Baltimore, MD, Waste Water Project Revenue, Series D, Callable 7/1/17 @ 100 (AMBAC), 5.000%, 7/1/18	85,087
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	254,810
500,000	Cecil County, MD, Construction Public Improvements G.O., 4.000%, 6/1/18	544,540
105,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.000%, 9/1/14	114,707
125,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.125%, 9/1/16	139,133
500,000	Frederick County, MD, Consolidated Public Improvements G.O., Series A, 4.000%, 2/1/18	548,810
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	579,500
525,000	Frederick, MD, Public Improvements G.O., Series A, 4.000%, 3/1/19	568,139
55,000	Frederick, MD, Public Improvements G.O., Series A, Callable 3/1/19 @ 100, OID, 4.500%, 3/1/24	56,955
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	520,825
445,000	Howard County, MD, Construction & Public Improvements Refunding G.O., Series A, 4.000%, 4/15/17	494,444
560,000	Maryland Community Development Administration, Department of Housing & Community Development Revenue, Series A1, 3.000%, 6/1/18	562,772
595,000	Maryland Community Development Administration, Department of Housing & Community Development Revenue, Series A1, 3.500%, 6/1/20	593,614
100,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series C, 3.850%, 9/1/15	103,452
375,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, 3.300%, 9/1/17	378,191
290,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, 3.550%, 9/1/18	291,676

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$805,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.400%, 9/1/24	$796,805
440,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	416,148
315,000	Maryland Community Development Administration, Residential Housing Revenue, Series B, 3.750%, 9/1/14	326,463
580,000	Maryland Community Development Administration, Residential Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	595,880
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	281,543
230,000	Maryland Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	236,764
540,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/13	564,980
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/16	770,089
235,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Revenue, OID, 4.000%, 7/1/18	236,819
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Revenue, OID, 4.250%, 7/1/19	252,133
570,000	Maryland Health & Higher Educational Facilities Authority, Board of Child Care Revenue, Callable 7/1/12 @ 100, 5.500%, 7/1/13	597,776
250,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/20	255,893
200,000	Maryland Health & Higher Educational Facilities Authority, Charlestown Community Refunding Revenue, OID, 2.650%, 1/1/13	199,190
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame Refunding Revenue, 4.000%, 10/1/19	927,459
200,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.125%, 7/1/12	213,338
1,100,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,228,117
45,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 1/31/11 @ 100, OID, 5.500%, 7/1/13	46,704
700,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Revenue, 5.000%, 5/15/46*	756,413

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund (formerly BB&T Maryland Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$685,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health Refunding Revenue, 5.000%, 7/1/15	$749,513
195,000	Maryland Health & Higher Educational Facilities Authority, Medlantic / Helix Issue Revenue, Series B, Callable 1/31/11 @ 100 (AMBAC), 5.250%, 8/15/13	195,482
575,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refunding Revenue, Callable 8/15/14 @ 100, OID, 5.375%, 8/15/24	583,550
360,000	Maryland Health & Higher Educational Facilities Authority, Memorial Hospital at Easton Revenue, Callable 1/31/11 @ 100 (NATL-RE), OID, 4.700%, 7/1/19	360,230
300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Revenue, Series A, Prerefunded 4/1/13 @ 101, 6.000%, 4/1/35	335,787
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, 5.000%, 7/1/15	347,456
405,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/20	418,353
635,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	623,919
400,000	Maryland Health & Higher Educational Facilities Authority, Suburban Hospital Refunding Revenue, Series A, 5.500%, 7/1/13	434,384
330,000	Maryland Health & Higher Educational Facilities Authority, Union Hospital of Cecil County Refunding Revenue, Callable 2/1/11 @ 100, 4.800%, 7/1/11	331,214
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, 5.000%, 7/1/19	426,504
285,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, 5.000%, 7/1/15	311,841
420,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, Callable 7/1/18 @ 100, 5.250%, 7/1/21	441,773
320,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	329,178
290,000	Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System Refunding Revenue, Series A (NATL-RE FHA), 4.000%, 1/1/12	297,812
265,000	Maryland State Department of Transportation County Transportation, Transit Improvements Revenue, Second Issue, 5.000%, 6/1/18	307,238

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$400,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	$472,092
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Callable 5/15/17 @ 100, 4.000%, 5/15/21	513,690
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	541,525
1,005,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	1,161,569
1,000,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 4.000%, 7/1/18	1,090,640
610,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 5.000%, 7/1/19	698,767
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.500%, 3/1/12	529,250
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	580,035
330,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/15/16	383,008
275,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, Prerefunded 3/15/17 @ 100, 5.000%, 3/15/22	321,200
590,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23.	645,041
250,000	Maryland Water Quality Financing Administration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	286,073
250,000	Montgomery County Housing Opportunities Commission, Housing Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	258,575
250,000	Montgomery County Housing Opportunities Commission, Local Housing Revenue, Series A, 3.700%, 7/1/14	261,105
500,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Callable 6/1/15 @ 100, 5.000%, 6/1/24	523,415
480,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 5/1/15	549,936
700,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	804,580
470,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	550,572
270,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, Callable 7/1/15 @ 100, 5.000%, 7/1/18	304,258

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund (formerly BB&T Maryland Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$1,000,000	Montgomery County, MD, Public Transportation Equipment Certificate of Participation, 4.000%, 5/1/17	$1,092,480
250,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14 .	283,007
500,000	Talbot County, MD, Public Improvements G.O., 5.000%, 12/15/16	582,565
450,000	Talbot County, MD, Public Improvements Refunding G.O., 4.000%, 5/1/20	488,061
500,000	University System of Maryland, Auxiliary Facility & Tuition Revenue, Unrefunded Balance, Series A, Callable 4/1/12 @ 100, 5.250%, 4/1/17	524,260
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	292,237
400,000	Westminster, MD, McDaniel College, Inc. Revenue, Callable 11/1/16 @ 100, 5.000%, 11/1/22	404,328

		35,852,979

	Total Municipal Bonds (Cost $35,967,615)	36,984,468

Shares		Fair Value
INVESTMENT COMPANY (0.7%)
252,785	Federated Maryland Municipal Cash Trust	$252,785

	Total Investment Company (Cost $252,785)	252,785

Total Investments — 98.5% (Cost $36,220,400)		37,237,253
Net Other Assets (Liabilities) — 1.5%		562,016

NET ASSETS — 100.0%.		$37,799,269

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2010. The maturity date reflected is the final maturity date.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FHA — Federal Housing Authority

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

VA — Veterans Administration

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund (formerly BB&T North Carolina Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.8%)
	North Carolina (96.8%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,107,640
1,760,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/11	1,752,203
1,045,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/12	1,034,550
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,110,188
750,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	773,445
1,000,000	Buncombe County, NC, Certificate of Participation, Callable 4/1/16 @ 100 (NATL-RE), 5.000%, 4/1/19	1,085,700
1,935,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,040,322
2,975,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 4.000%, 1/1/15	3,197,887
1,960,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 5.000%, 1/1/17	2,207,019
1,285,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,384,999
1,730,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,798,179
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,054,340
1,135,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,185,167
1,015,000	Catawba County, NC, Public School & Community College Improvements Projects Certificate of Participation, Callable 6/1/14 @ 100 (NATL-RE), 5.250%, 6/1/23	1,042,090
1,000,000	Charlotte, NC, Airport Refunding Revenue, Series B, 5.000%, 7/1/15	1,113,260
1,000,000	Charlotte, NC, Airport Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	995,550
905,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/11 @ 101, 5.500%, 6/1/14	932,376
1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,400,115
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,066,230
1,415,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,566,943
3,145,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Revenue, Series A, Prerefunded 1/15/15 @ 100, OID, 5.000%, 1/15/45	3,566,461

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,000,000	Concord, NC, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	$2,138,780
1,180,000	Cumberland County, NC, County Improvements Projects Certificate of Participation, Series A, Callable 12/1/19 @ 100, OID, 4.875%, 12/1/25	1,206,066
2,710,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/13	2,960,485
2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	2,467,505
660,000	Dare County, NC, Certificates of Participation (AMBAC), 4.000%, 6/1/15	702,022
1,270,000	Davidson County, NC, G.O., Callable 6/1/17 @ 100 (AGM), 5.000%, 6/1/25	1,338,263
990,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute Revenue, 5.000%, 2/1/20	1,095,811
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,093,600
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,028,370
365,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/13	376,311
380,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/14	392,958
470,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/15	485,284
565,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/16	578,769
2,000,000	Fayetteville, NC, Public Works Commission Refunding Revenue, Series A, 5.000%, 3/1/16	2,291,380
405,000	Haywood County, NC, School Improvements G.O., Callable 5/1/16 @ 100 (XLCA), 5.000%, 5/1/17	453,616
1,000,000	Henderson County, NC, Certificates of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,089,930
1,030,000	Henderson County, NC, Limited Obligation Revenue, Series B, 4.000%, 12/1/16	1,112,462
370,000	High Point, NC, High Point Combined Enterprise Systems Revenue, Callable 11/1/18 @ 100 (AGM), 5.000%, 11/1/26	381,829
950,000	Iredell County, NC, School Projects Certificate of Participation (AGM), 5.250%, 6/1/17	1,094,362
850,000	Johnston County, NC, Public Improvements G.O., Prerefunded 2/1/15 @ 100 (NATL-RE FGIC), 5.250%, 2/1/16	973,344
1,155,000	Johnston County, NC, Public Improvements G.O., Callable 2/1/18 @ 100, OID, 4.000%, 2/1/21	1,191,221
1,035,000	Johnston Memorial Hospital Authority Revenue (AGM FHA), 5.000%, 10/1/16	1,148,436
800,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	838,896

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund (formerly BB&T North Carolina Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 250,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), OID, 4.125%, 5/1/20	$239,537
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,116,590
1,435,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,610,744
1,855,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/19	2,066,043
1,015,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/20	1,121,007
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 1/31/11 @ 100.5 (NATL-RE), 5.250%, 10/1/12	1,007,540
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,058,910
1,050,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,100,558
1,905,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	2,082,832
2,035,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	2,178,020
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series B, OID, 4.000%, 1/1/18	2,076,720
2,360,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,861,170
2,115,000	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects Revenue, Callable 10/1/13 @ 100, 5.000%, 10/1/19	2,246,934
5,000,000	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects Revenue, Callable 10/1/13 @ 100, 5.000%, 10/1/20	5,292,350
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare Refunding Revenue, Series A, 4.000%, 1/1/16	2,066,423
2,250,000	North Carolina Medical Care Commission, Caromont Health Revenue (Assured Guaranty), OID, 3.500%, 2/15/19	2,196,675
950,000	North Carolina Medical Care Commission, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	907,906
2,000,000	North Carolina Medical Care Commission, First Mortgage Givens Estates Revenue, Series A, Prerefunded 7/1/13 @ 101, OID, 6.500%, 7/1/32	2,274,360
1,265,000	North Carolina Medical Care Commission, Firsthealth Carolina Refunding Revenue, Series C, OID, 4.000%, 10/1/18.	1,296,321

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,575,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	$1,616,864
1,435,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,440,209
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,003,330
3,000,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, 5.000%, 6/1/20	3,201,810
1,580,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, 5.000%, 11/1/13	1,726,039
1,910,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	2,061,692
1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15	1,060,610
2,000,000	North Carolina Medical Care Commission, Rex Healthcare Refunding Revenue, Series A, 5.000%, 7/1/17	2,173,060
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 1/31/11 @ 100, OID, 6.250%, 10/1/19	1,000,720
3,485,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36*	3,842,247
1,045,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 4.000%, 10/1/17	1,078,576
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 5.625%, 10/1/29	2,042,780
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,168,799
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/13	1,077,320
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/17	1,137,410
925,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	1,010,923
1,470,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (AGM), 5.250%, 1/1/16	1,570,989
2,135,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (NATL-RE), 5.250%, 1/1/19	2,268,203

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund (formerly BB&T North Carolina Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/12	$1,057,560
1,350,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/14	1,474,403
500,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/15	550,330
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,142,740
2,000,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,222,280
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,414,323
2,350,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,748,043
1,000,000	North Carolina State, Repair & Renovation Project, Certificates of Participation, Series B, Callable 6/1/14 @ 100, 5.000%, 6/1/21	1,042,410
1,080,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/16	1,225,260
1,590,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/17	1,818,547
1,085,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,217,587
115,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series A (NATL-RE), 5.000%, 6/1/18	128,126
1,520,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,576,194
1,105,000	Orange County, NC, Public Improvements Project Certificates of Participation, Series A, Callable 4/1/16 @ 100 (AMBAC), 5.000%, 4/1/19	1,193,599
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,221,434
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,097,460
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 1/31/11 @ 100, OID, 5.500%, 12/1/15	2,595,306
2,700,000	Raleigh Durham Airport Authority Refunding Revenue, Series B, 3.000%, 11/1/16	2,755,242
2,150,000	Raleigh Durham Airport Authority Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,165,803
3,195,000	Raleigh, NC, Combined Enterprise Systems Revenue, Callable 3/1/14 @ 100, 5.000%, 3/1/31	3,232,062
500,000	Randolph County, NC, Certificates of Participation (AMBAC), 4.250%, 2/1/15	539,080
415,000	Randolph County, NC, Refunding Certificate of Participation (AGM), 5.000%, 6/1/15	459,861
1,400,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,596,602

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,040,000	Salisbury, NC, Combined Enterprise System Refunding Revenue, Callable 2/1/20 @ 100 (AGM), 5.000%, 2/1/22	$ 1,128,837
1,090,000	Salisbury, NC, Combined Enterprise System Refunding Revenue, Callable 2/1/20 @ 100 (AGM), 5.000%, 2/1/23	1,167,237
1,465,000	Stanly County, NC, Refunding G.O., 5.000%, 2/1/21	1,641,972
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,089,405
160,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/11	161,576
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,176,707
1,485,000	University of North Carolina System College Improvements Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,603,043
1,565,000	University of North Carolina System College Improvements Revenue, General Trust Indenture, Series C, 4.250%, 10/1/14	1,675,286
1,005,000	University of North Carolina System College Improvements Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17.	1,110,224
500,000	University of North Carolina System College Improvements Revenue, Series B (AMBAC), 4.000%, 4/1/14	527,230
1,160,000	University of North Carolina System College Improvements Revenue, Series B1, 4.000%, 10/1/15	1,265,154
3,260,000	University of North Carolina System College Improvements Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,602,822
1,975,000	University of North Carolina System College Improvements Revenue, Series B2, 5.000%, 4/1/17	2,252,606
890,000	University of North Carolina System Pool Revenue, Series A, Callable 4/1/13 @ 100 (AMBAC), 5.250%, 4/1/21	906,171
3,000,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	3,158,070
1,000,000	Wilson, NC, Public Improvements Project Certificates of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,119,830
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,122,310
1,000,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Prerefunded 6/1/15 @ 100, 5.000%, 6/1/20	1,144,730

	Total Municipal Bonds (Cost $185,381,345)	190,464,047

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund (formerly BB&T North Carolina Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (2.5%)
4,884,229	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	$4,884,229

	Total Investment Company (Cost $4,884,229)	4,884,229

Total Investments — 99.3% (Cost $190,265,574)		195,348,276
Net Other Assets (Liabilities) — 0.7%		1,405,024

NET ASSETS — 100.0%		$196,753,300

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2010. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund (formerly BB&T South Carolina Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.4%)
	South Carolina (98.4%)
$1,000,000	Beaufort County School District, SC, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	$1,033,680
615,000	Beaufort County, SC, New River Redevelopment Project Area Tax Increment Revenue, Callable 12/1/12 @ 100 (NATL-RE), 5.500%, 6/1/16	660,861
505,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	524,847
250,000	Camden, SC, Public Utilities Improvements Refunding Revenue (NATL-RE FGIC), OID, 3.500%, 3/1/12	257,607
290,000	Camden, SC, Public Utilities Improvements Refunding Revenue, Callable 3/1/14 @ 100 (NATL-RE FGIC), 5.000%, 3/1/15	314,412
80,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.250%, 7/1/13	85,472
125,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.500%, 7/1/15	136,726
735,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	834,019
310,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/17	352,405
465,000	Charleston County, SC, Charleston Public Facilities Corp., Refunding Certificate Participation, Callable 6/1/15 @ 100 (NATL-RE), 5.125%, 6/1/18	507,771
310,000	Charleston County, SC, Hospital Facilities Care Alliance Health Revenue, Series B1 (AGM), 5.000%, 8/15/16	341,812
880,000	Chesterfield County School District, SC, Refunding G.O. (SCSDE), 4.000%, 3/1/16	963,565
400,000	Chesterfield County School District, SC, Refunding G.O. (SCSDE), 4.000%, 3/1/19	426,708
185,000	Coastal Carolina University, SC, Refunding Revenue (XLCA), 4.000%, 6/1/17	194,738
165,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.250%, 4/1/12	171,501
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	525,095
120,000	Colleton County, SC, School Improvements G.O., Callable 1/31/11 @ 100.5 (AGM, State Aid Withholding), OID, 4.200%, 3/1/12	120,654
155,000	Darlington County, SC, Correctional Facilities Improvements G.O., Callable 1/31/11 @ 100 (AMBAC), 4.000%, 3/1/11	155,414
635,000	Dorchester County, SC, Refunding G.O., Callable 4/1/19 @ 100, 3.500%, 4/1/20	646,290
350,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/14	386,596
345,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/15	384,513

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 505,000	Dorchester County, SC, Transition Projects G.O., Series A, Callable 5/1/16 @ 100 (XLCA), 4.625%, 5/1/29	$497,910
175,000	Dorchester County, SC, Waterworks Revenue (NATL-RE), 5.000%, 10/1/15	194,201
670,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	713,657
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	212,226
125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	133,296
440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	465,907
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	358,604
260,000	Georgetown County School District, SC, Refunding G.O., Series B, Callable 3/1/12 @ 102 (AGM, SCSDE), 5.000%, 3/1/16	276,479
200,000	Grand Strand Water & Sewer Authority, SC, Water Works & Sewer System Refunding Revenue, Callable 6/1/12 @ 100 (AGM), 5.375%, 6/1/14	211,776
750,000	Greenville County, SC, School District Installment Purchase Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	778,650
250,000	Greenville, SC, Hospital System Board Facilities Revenue, Callable 5/1/11 @ 101 (AMBAC), 5.500%, 5/1/26	254,253
100,000	Greenville, SC, Sewer System Revenue, Callable 4/1/12 @ 100 (NATL-RE), OID, 4.600%, 4/1/15	103,298
380,000	Greenville, SC, Waterworks Revenue, Prerefunded 2/1/13 @ 100, 5.250%, 2/1/19	413,873
445,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	443,002
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	527,488
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,223,457
250,000	Horry County School District, SC, School Improvements G.O., Series A, Prerefunded 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	263,915
450,000	Horry County School District, SC, School Improvements G.O., Series B, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/21	488,403
625,000	Horry County, SC, Correctional Facilities Improvements G.O., Callable 3/1/18 @ 100, OID, 4.125%, 3/1/22	639,581
500,000	Kershaw County, SC, Public Schools Foundation Installment Power, Refunding Revenue, Kershaw County School District Project (CIFG), 5.000%, 12/1/16	543,820
630,000	Lancaster County, SC, Refunding G.O., Series D (State Aid Withholding), 3.000%, 3/1/17	644,188
645,000	Lancaster County, SC, Refunding G.O., Series D (State Aid Withholding), 3.000%, 3/1/18	649,051

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund (formerly BB&T South Carolina Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 645,000	Lancaster Educational Assistance Program, Inc., Lancaster County School District Project Revenue, Callable 12/1/14 @ 100, 5.250%, 12/1/17	$687,422
415,000	Laurens County School District No. 55, SC, Refunding Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	416,585
825,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	900,636
450,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/16	491,670
1,010,000	Lexington County, SC, School District No. 1, Refunding G.O., Callable 3/1/17 @ 100 (SCSDE), 5.125%, 3/1/21	1,107,263
500,000	Lexington County, SC, School District No. 3, Refunding G.O., Callable 3/1/12 @ 102 (AGM), 5.000%, 3/1/16	530,840
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	541,775
400,000	Mount Pleasant, SC, Public Improvements G.O., 4.000%, 12/1/12	425,520
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18.	133,132
365,000	Myrtle Beach, SC, Recreational Facilities Improvements, Special Tax Revenue, 4.000%, 3/1/19	381,312
310,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.000%, 12/1/12	325,838
790,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.250%, 12/1/14	859,994
750,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	764,947
375,000	Orangeburg Joint Governmental Action Authority Capital, Orangeburg County Project Revenue (NATL-RE), 5.000%, 4/1/13.	391,084
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	483,827
830,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	908,966
435,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	472,667
1,000,000	Richland County School District No. 1, SC, School Improvements G.O., Callable 3/1/13 @ 101 (AGM, SCSDE), OID, 4.750%, 3/1/24	1,026,580
275,000	Richland County School District No. 1, SC, School Improvements G.O., Callable 3/1/13 @ 101 (AGM, SCSDE), OID, 4.750%, 3/1/27	276,589
205,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	225,894

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$435,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue (AGM), 5.000%, 12/1/14	$484,512
520,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	566,535
750,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	804,533
370,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 4.000%, 12/1/17	384,104
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	539,820
250,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, Furman University Revenue, 5.000%, 10/1/18	281,480
180,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/15	191,228
190,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/16	201,865
350,000	South Carolina Jobs-Economic Development Authority, Coastal Housing Foundation Revenue, Series A, OID, 5.500%, 4/1/20	361,228
775,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	782,843
250,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, 5.000%, 2/1/16	271,330
550,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	590,595
110,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	115,753
330,000	South Carolina State Housing Finance & Development Authority, Homeownership Revenue, Series 2 (GNMA/FNMA/FHLMC), 3.300%, 1/1/18	323,522
360,000	South Carolina State Housing Finance & Development Authority, Homeownership Revenue, Series 2 (GNMA/FNMA/FHLMC), 3.600%, 1/1/19	351,428
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Refunding & Improvements Revenue, Series A, Prerefunded 1/1/12 @ 101 (AGM), 5.250%, 1/1/17	158,529
540,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	571,504

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund (formerly BB&T South Carolina Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 140,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/26	$144,910
525,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	542,472
690,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	729,958
450,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/12 @ 100 (AMBAC), 5.250%, 10/1/21	467,969
750,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/12 @ 100 (AMBAC), 5.000%, 10/1/25	750,443
115,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/13 @ 100 (AMBAC), 5.000%, 10/1/14	123,933
305,000	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue, Series B (AMBAC), 5.250%, 10/1/11	315,654
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	562,085
475,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	528,689
435,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A, Callable 10/1/16 @ 100 (XLCA), 5.000%, 10/1/22	448,481
350,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A (Assured Guaranty), 4.000%, 4/15/16	366,691
500,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	530,190
1,000,000	Sumter County, SC, Public Improvements G.O., 5.000%, 3/1/13	1,086,750
220,000	Sumter, SC, Waterworks & Sewer System Improvements Revenue, Callable 2/1/11 @ 100.5 (AGM), OID, 5.200%, 6/1/18	221,980
830,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 4.500%, 12/15/16	887,519

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 250,000	University of South Carolina Revenue, Series A, Callable 5/1/13 @ 100 (AMBAC), OID, 4.750%, 5/1/27	$248,860
1,025,000	Woodruff-Roebuck Water District, System Improvements Refunding Revenue, Callable 6/1/20 @ 100 (AGM), OID, 3.375%, 6/1/23	896,024
280,000	York County, SC, G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	303,164
370,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	418,341
510,000	York County, SC, School District No. 3, G.O., Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	547,689

	Total Municipal Bonds (Cost $46,869,417)	47,516,873

Shares
INVESTMENT COMPANY (0.6%)
280,423	Federated Tax-Free Obligations Fund, Institutional Class	280,423

	Total Investment Company (Cost $280,423)	280,423

Total Investments — 99.0% (Cost $47,149,840)		47,797,296
Net Other Assets (Liabilities) — 1.0%		494,102

NET ASSETS — 100.0%		$48,291,398

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund (formerly BB&T Virginia Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.2%)
	Virginia (96.2%)
$1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	$1,163,980
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,153,970
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Refunding Revenue, 5.000%, 7/1/18	1,077,000
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR NATL-RE), 5.500%, 7/1/25	1,218,129
2,100,000	Chesapeake Economic Development Authority, Pollution Control Refunding Revenue, 3.600%, 2/1/32*	2,159,304
1,805,000	Chesapeake Hospital Authority, VA, Chesapeake General Hospital Refunding Revenue, Series A, Callable 7/1/14 @ 101, 5.250%, 7/1/17	1,923,570
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,137,807
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,592,584
725,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty State Aid Withholding), 5.000%, 3/1/21	793,817
650,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty State Aid Withholding), 5.000%, 3/1/22	703,339
1,750,000	Dinwiddie County, VA, Industrial Development Authority Refunding Revenue, Series B, Callable 2/15/14 @ 100 (NATL-RE), 5.000%, 2/15/24	1,758,943
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project Refunding Revenue (AGM-CR), OID, 5.250%, 8/15/19	1,095,580
795,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 5.000%, 5/15/18	880,582
1,120,000	Fairfax County, VA, Redevelopment & Housing Authority Refunding Revenue, 3.500%, 10/1/18	1,173,850
1,500,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/16	1,618,950
1,150,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/17	1,232,409
1,215,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.250%, 6/15/19	1,303,197
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,138,490

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	$1,158,900
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,194,654
1,000,000	Loudoun County, VA, Sanitation Authority, Water Utility Improvements Revenue (AGM), 5.750%, 1/1/11	1,000,000
580,000	Middlesex County, VA, Industrial Development Authority Refunding Revenue, Callable 8/1/14 @ 101 (NATL-RE), 4.000%, 8/1/20	566,747
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,526,383
1,315,000	Montgomery County, VA, Industrial Development Authority Revenue, 5.000%, 2/1/18	1,479,349
1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,042,190
1,155,000	Newport News Industrial Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,213,281
1,105,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,253,291
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,155,040
1,000,000	Norfolk, VA, Parking Systems Refunding Revenue, Series B (AMBAC), 5.000%, 2/1/13	1,048,670
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 1/31/11 @ 100 (AGM), 5.125%, 11/1/11	1,033,945
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,081,860
400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 1/31/11 @ 100 (AGM), 5.375%, 7/1/14	401,396
1,000,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	1,034,340
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,123,650
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,475,192
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,973,942
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,594,670
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,188,035

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund (formerly BB&T Virginia Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 925,000	Prince William County, VA, Industrial Development Authority Potomac Hospital Corporation Revenue, Callable 10/1/13 @ 102, 5.500%, 10/1/18	$962,093
2,370,000	Prince William County, VA, Lease Refunding Certificate of Participation, 3.500%, 10/1/18	2,404,863
825,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	914,950
955,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/15	1,060,432
1,490,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,663,764
880,000	Riverside, VA, Regional Jail Authority Refunding Revenue, Callable 7/1/13 @ 101 (NATL-RE), 5.000%, 7/1/17	931,920
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,156,452
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	879,062
1,050,000	Southampton County, VA, Industrial Development Authority, Public Facilities Lease Revenue, Series A, Callable 4/1/16 @ 100 (CIFG), 5.000%, 4/1/19	1,102,153
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,134,380
2,925,000	Spotsylvania County, VA, Refunding G.O. (AGM), 5.500%, 7/15/12	3,146,218
1,420,000	Spotsylvania County, VA, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,467,343
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (CIFG), OID, 4.250%, 8/1/15	391,361
170,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	179,306
330,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	344,137
600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	615,630
765,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program, Public Improvements Revenue, Series B (XLCA), 5.000%, 8/1/16	831,004

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,515,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/16	$1,612,687
960,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/17	1,017,609
1,000,000	Suffolk, VA, Public Improvements Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	1,111,670
1,300,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,494,103
2,425,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,800,487
2,175,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Callable 6/1/12 @ 100, OID, 5.500%, 6/1/26	2,415,773
535,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Prerefunded 6/1/15 @ 100, OID, 5.625%, 6/1/37	620,268
1,650,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 6/1/19 @ 100, 5.000%, 6/1/20	1,925,319
2,000,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 6/1/19 @ 100, 5.000%, 6/1/22	2,333,720
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,179,840
750,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, 21St Century College & Equipment, Series A, Callable 2/1/18 @ 100, 5.000%, 2/1/21	821,693
1,040,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,101,277
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,785,379
1,370,000	Virginia Commonwealth, Refunding G.O., Series B, 5.000%, 6/1/14	1,543,017
1,525,000	Virginia Housing Development Authority, Commonwealth Mortgage Single Family Housing-State Revenue, Series A1, Callable 7/1/19 @ 100 (G.O. of Authority), 4.600%, 7/1/25	1,501,530
2,025,000	Virginia Housing Development Authority, Homeownership Mortgage Revenue, Series B (G.O. of Authority), 3.400%, 3/1/20	1,902,710
1,500,000	Virginia Housing Development Authority, Homeownership Mortgage Single Family Housing-State Revenue, Series A, 3.900%, 3/1/19	1,493,400
2,240,000	Virginia Public Building Authority, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,300,592
1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	1,138,630

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund (formerly BB&T Virginia Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	$1,048,490
1,360,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue, Callable 10/1/17 @ 100, 4.750%, 10/1/24	1,422,764
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,193,110
65,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	75,841
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,944,568
525,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	522,023
2,000,000	York County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, 4.050%, 5/1/33*	2,097,460

	Total Municipal Bonds (Cost $102,395,280)	106,260,064

Shares
INVESTMENT COMPANY (2.8%)
3,118,723	Federated Virginia Municipal Money Market Portfolio, Institutional Class	3,118,723

	Total Investment Company (Cost $3,118,723)	3,118,723

Total Investments — 99.0% (Cost $105,514,003)		109,378,787
Net Other Assets (Liabilities) — 1.0%		1,084,013

NET ASSETS — 100.0%		$110,462,800

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2010. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund (formerly BB&T West Virginia Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.5%)
	West Virginia (96.5%)
$1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (NATL-RE FGIC), 5.000%, 5/1/16	$1,322,750
275,000	Berkeley County, WV, Building Commission Lease Revenue, County Facilities Projects, Callable 12/1/15 @ 100, 5.250%, 12/1/25	265,609
425,000	Berkeley County, WV, Building Commission Lease Revenue, County Facilities Projects, Callable 12/1/15 @ 100, 5.500%, 12/1/29	408,093
975,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	985,481
670,000	Braxton County, WV, Board of Education Public Schools Improvements G.O., Callable 5/1/18 @ 100 (AGM), 5.000%, 5/1/23	710,307
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 5/1/11 @ 100 (NATL-RE FGIC), 5.000%, 5/1/16	1,124,652
1,450,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,650,869
490,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue (FGIC), 7.375%, 4/1/11	498,399
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 1/26/11 @ 102 (AGM), 5.250%, 12/15/18	1,053,402
2,280,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (NATL-RE FGIC), 5.250%, 9/1/19	2,408,159
900,000	Fairmont State College, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (NATL-RE FGIC), 5.250%, 6/1/22	917,343
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 1/31/11 @ 100 (NATL-RE), OID, 5.375%, 7/1/13	682,135
2,050,000	Greenbrier County, WV, Board of Education Public Schools Improvements G.O. (AGM), 5.000%, 5/1/18	2,337,841
1,030,000	Greenbrier County, WV, Commission Tax Increment Revenue, White Sulphur Springs Project 1-A, Callable 6/1/15 @ 100, 6.000%, 6/1/18	1,043,823
1,320,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,156,426
445,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series B, OID, 5.500%, 6/1/13	435,846
245,000	Huntington Municipal Development Authority Revenue, Huntington Public Facilities Refunding Revenue, Series A, 3.000%, 11/1/13	244,532
875,000	Huntington Municipal Development Authority Revenue, Huntington Public Facilities Refunding Revenue, Series A, 4.000%, 11/1/16	870,284

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 610,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	$737,746
1,000,000	Mason County, WV, Appalachian Power Co. Project Refunding Revenue, Series K, Callable 1/31/11 @ 100.5 (AMBAC), 6.050%, 12/1/24	1,006,710
3,040,000	Monongalia County, WV, Board of Education G.O., Callable 5/1/14 @ 101 (NATL-RE), OID, 5.000%, 5/1/33	3,027,627
1,660,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,685,879
600,000	Morgantown, WV, Custodial Receipts Revenue, OID, 4.375%, 7/15/24	578,286
1,205,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	1,183,165
420,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/11 @ 100 (NATL-RE-IBC), OID, 5.000%, 6/1/13	421,424
250,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/11 @ 100 (NATL-RE-IBC), OID, 5.125%, 6/1/18	250,725
1,030,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	990,942
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,281,011
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,437,158
2,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 1/31/11 @ 100 (AMBAC), 6.150%, 5/1/15	2,103,171
2,105,000	Putnam County, WV, Board of Education G.O., 4.000%, 5/1/19	2,252,876
1,475,000	Putnam County, WV, Board of Education G.O., Callable 5/1/20 @ 100, 4.000%, 5/1/22	1,493,305
1,400,000	Shepherd University Board of Governors, WV, Residence Facilities Projects Revenue, Callable 6/1/15 @ 100 (NATL-RE), 5.000%, 6/1/25	1,418,186
1,000,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @ 100 (NATL-RE), 5.000%, 6/1/22	1,045,780
1,700,000	West Virginia Board of Education, WV, Refunding Revenue, 5.000%, 5/1/19	1,808,341
1,235,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (AGM), 5.000%, 9/1/14	1,380,928
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (NATL-RE), 5.500%, 6/1/12	2,127,480

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund (formerly BB&T West Virginia Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/13	$1,060,590
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/15	1,060,590
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/18	1,059,220
1,040,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/19	1,099,842
1,520,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), OID, 5.000%, 6/1/26	1,527,828
1,000,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue, Ohio Power Co. Amos Project, Series A, 3.125%, 3/1/43*	998,590
240,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	250,094
155,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	159,868
2,300,000	West Virginia Economic Development Authority, State Office Building & Parking Lot Lease Revenue, Series A, Callable 8/1/19 @ 100, OID, 4.750%, 8/1/29	2,236,267
1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	1,291,175
695,000	West Virginia Higher Education Policy Commission, Community & Technical Capital Improvements Revenue, Series A, 4.000%, 7/1/19	710,902
385,000	West Virginia Higher Education Policy Commission, Community & Technical Capital Improvements Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/20	413,228
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (NATL-RE FGIC), 5.000%, 4/1/14	890,208
1,050,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	1,133,286
1,810,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/23	1,865,115

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$2,490,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/34	$2,390,624
550,000	West Virginia School Building Authority Excess, Lottery Revenue, 5.000%, 7/1/16	619,493
1,525,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/15	1,697,721
2,100,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,351,601
1,935,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,123,179
1,535,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	1,657,263
100,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 1/1/14	110,340
1,150,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,282,583
1,300,000	West Virginia School Building Authority, Excess Lottery Revenue, 5.000%, 7/1/18	1,455,480
1,705,000	West Virginia School Building Authority, Excess Lottery Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,744,590
3,615,000	West Virginia School Building Authority, Excess Lottery Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	3,579,465
1,690,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.375%, 7/1/21	1,811,933
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	762,451
2,000,000	West Virginia State Hospital Finance Authority, Charleston Refunding & Improvements Revenue, Series A, 5.000%, 9/1/19	2,100,280
1,250,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 1/31/11 @ 100 (NATL-RE), 6.100%, 1/1/18	1,250,513
500,000	West Virginia State Hospital Finance Authority, United Health System Refunding Revenue, Series C, 5.000%, 6/1/18	528,185
845,000	West Virginia State Hospital Finance Authority, Vy Health System Obligation Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24 .	825,278
785,000	West Virginia State Hospital Finance Authority, West Virginia United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	769,747
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/12	1,059,050

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund (formerly BB&T West Virginia Intermediate Tax-Free Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 825,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/17	$940,426
420,000	West Virginia University, Projects Improvement Revenue, Series C, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/22	435,091
285,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	297,021
955,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.250%, 4/1/28	974,530
565,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 5.000%, 10/1/26	573,983
540,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 4.750%, 10/1/23	552,641
1,110,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series B, Callable 11/1/13 @ 101 (AMBAC), 5.250%, 11/1/23	1,143,355
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 11/1/12 @ 102 (AMBAC), 5.250%, 11/1/23	916,745
2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	2,363,393

	Total Municipal Bonds (Cost $94,752,453)	96,420,455

Shares		Fair Value
INVESTMENT COMPANY (2.8%)
2,793,682	Federated Tax-Free Obligations Fund, Institutional Class	$2,793,682

	Total Investment Company (Cost $2,793,682)	2,793,682

Total Investments — 99.3% (Cost $97,546,135)		99,214,137
Net Other Assets (Liabilities) — 0.7%		661,755

NET ASSETS — 100.0%		$99,875,892

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2010. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

IBC — Insured Bond Certificates

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital National Tax-Free Money Market Fund (formerly BB&T National Tax-Free Money Market Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

	0000000000	0000000000
Principal Amount		Amortized Cost
MUNICIPAL BONDS (99.9%)
	Arizona (10.2%)
$2,300,000	Arizona School Facilities Board, Certificate of Participation, Series 3199X, Callable 9/1/18 @ 100 (AGC-ICC), 0.350%, 1/6/11*(a)	$ 2,300,000
3,025,000	Phoenix Industrial Development Authority, AZ, Southwestern College of Phoenix Revenue (Comerica Bank), 0.450%, 1/6/11*	3,025,000
5,000,000	Salt River Project Agricultural Improvement & Power District, Electric System Refunding Revenue, Callable 1/1/16 @ 100, 0.360%, 1/6/11*(a)	5,000,000
3,475,000	Sun Devil Energy Center LLC, Arizona State University Project Refunding Revenue (Assured Guaranty, Royal Bank of Canada), 0.330%, 1/5/11*	3,475,000

		13,800,000

	Colorado (4.7%)
4,800,000	Colorado Educational & Cultural Facilities Authority, Fuller Theological Project Revenue (Keybank N.A.), 1.000%, 1/6/11*	4,800,000
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 0.440%, 1/6/11*	1,600,000

		6,400,000

	Connecticut (1.5%)
2,000,000	Stafford, CT, G.O. Bond Anticipation Notes Cash Flow Management, 1.500%, 8/8/11	2,010,372

	Florida (2.3%)
3,085,000	St. Lucie County, FL, Florida Power & Light Co. Project Refunding Revenue, 0.340%, 1/3/11*	3,085,000

	Georgia (4.9%)
2,725,000	Atlanta, GA, Water & Waste Water Revenue, Floating Rate Trust Receipts, Series K2 (AGM), 0.360%, 1/6/11*(a)	2,725,000
1,100,000	De Kalb County, GA, Housing Authority Refunding Revenue, Timber Trace Apartments Project (Freddie Mac), 0.410%, 1/6/11*	1,100,000
1,700,000	Fulton County, GA, Development Authority Refunding Revenue, 0.450%, 1/15/11*	1,700,000
1,050,000	Fulton County, GA, Development Authority, Educational Facilities Refunding Revenue, The Donnellan School, Inc. Project (Bank of New York), 0.430%, 1/6/11*	1,050,000

		6,575,000

	Illinois (6.3%)
2,525,000	Illinois Finance Authority, IL, National Louis University Refunding Revenue, Series A (JP Morgan Chase Bank), 0.400%, 1/6/11*	2,525,000
4,000,000	Illinois Finance Authority, IL, Swedish Conevant Refunding Revenue, Series A (LaSalle Bank N.A.), 0.410%, 1/5/11*	4,000,000
2,000,000	Will County, IL, University of St. Francis Project Revenue (Fifth Third Bank), 0.710%, 1/7/11*	2,000,000

		8,525,000

	0000000000	0000000000
Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Louisiana (5.2%)
$7,000,000	St. James Parish, LA, Nucor Steel LLC Project Revenue, Series B1, 0.340%, 1/5/11*	$ 7,000,000

	New Jersey (3.0%)
3,000,000	Madison Borough, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 1.000%, 1/21/11	3,000,819
1,000,000	Stone Harbor Borough, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 1.250%, 11/10/11	1,005,111

		4,005,930

	North Carolina (2.2%)
3,000,000	North Carolina Medical Care Commission, Randolph Hospital Refunding Revenue (Bank of America N.A.), 0.340%, 1/1/11*	3,000,000

	Ohio (27.4%)
2,000,000	Brecksville, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.500%, 6/15/11	2,006,727
1,300,000	Butler County, OH, G.O. Bond Anticipation Notes Cash Flow Management, 0.650%, 8/4/11	1,300,000
1,475,000	Cleveland, OH, Waterworks Refunding Revenue, Series Q (Bank of America N.A.), 0.370%, 1/6/11*	1,475,000
2,335,000	Cuyahoga County, OH, Magnificat High School Project Revenue (Fifth Third Bank), 0.820%, 1/6/11*	2,335,000
3,235,000	Greene County, OH, Medical Health System, Inc. Refunding Revenue, Series A (JP Morgan Chase Bank), 0.410%, 1/6/11*	3,235,000
3,000,000	Lakewood City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.000%, 4/13/11	3,002,909
1,000,000	Lancaster Port Authority, OH, National Gas Utility Revenue (Royal Bank of Canada), 0.340%, 1/6/11*	1,000,000
2,000,000	Niles, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.250%, 11/9/11	2,009,334
1,000,000	Painesville City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 2.000%, 8/9/11	1,007,174
1,050,000	Pike County, OH, Health Care Facilities Refunding Revenue, National Church, Series A (Bank of America N.A.), 0.370%, 1/6/11*	1,050,000
1,220,000	Rossford City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.150%, 4/15/11	1,221,555
5,235,000	Summit County, OH, Western Reserve Academy Project Revenue (Keybank N.A.), 0.770%, 1/6/11*	5,235,000
2,990,000	University of Cincinnati, OH, Bond Anticipation Refunding Revenue Notes, 1.500%, 7/21/11	3,004,720
4,000,000	University of Cincinnati, OH, Bond Anticipation Refunding Revenue Notes, Series H, 2.000%, 12/16/11	4,057,064
5,000,000	Williams County, OH, Community Hospitals & Wellness Center Revenue (Fifth Third Bank), 0.710%, 1/7/11*	5,000,000

		36,939,483

Continued

Sterling Capital National Tax-Free Money Market Fund (formerly BB&T National Tax-Free Money Market Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

	0000000000	0000000000
Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Pennsylvania (10.2%)
$13,750,000	Pennsylvania Higher Educational Facilities Authority, La Salle University Revenue, Series B (Citizens Bank), 0.420%, 1/5/11*	$13,750,000

	South Carolina (4.5%)
2,000,000	Greenville Hospital System Board, SC, Hospital Facilities Refunding Revenue, Series C (Bank of America N.A., Endowment Fund Greenville), 0.400%, 1/6/11*	2,000,000
4,125,000	South Carolina Jobs Economic Development Authority, SC, Woodhead LLC Project Revenue, Series A (FHLB), 0.440%, 1/6/11* ..	4,125,000

		6,125,000

	Texas (2.5%)
3,445,000	Houston Higher Education Finance Corp., TX, University & College Improvements Revenue, Tierwester Oaks, Series A (Bank of New York), 0.990%, 1/1/11*	3,445,000

	Utah (4.2%)
2,500,000	Riverton, UT, Hospital (IHC Health) Putters Revenue, Series 1762, 0.340%, 1/6/11*(a)	2,500,000
3,125,000	Utah Housing Corp., UT, Timbergate Local Multifamily Housing Revenue, Series A (Freddie Mac), 0.350%, 1/6/11*	3,125,000

		5,625,000

	Vermont (1.1%)
1,500,000	Vermont Economic Development Authority, VT, Green Mountain College Revenue, Series A (Keybank N.A.), 0.770%, 1/6/11*	1,500,000

	Washington (8.5%)
5,645,000	Washington Economic Development Finance Authority, WA, Northwest Center Project Revenue, Series A (Keybank N.A.), 0.770%, 1/6/11*	5,645,000
5,900,000	Washington State Housing Finance Commission, WA, Forest Ridge School Nonprofit Revenue, Series A (Keybank N.A.), 0.770%, 1/6/11*	5,900,000

		11,545,000

	00000000000	00000000000
Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Wisconsin (1.2%)
$1,600,000	Wisconsin Health & Educational Facilities Authority, Capitol Lakes, Inc. Revenue, Series B (U.S. Bank N.A.), 0.340%, 1/6/11*	$ 1,600,000

	Total Municipal Bonds (Cost $134,930,785)	134,930,785

Shares		Fair Value
INVESTMENT COMPANY (0.0%)
1,404	SEI Institutional Tax Free Fund	1,404

	Total Investment Company (Cost $1,404)	1,404

Total Investments — 99.9% (Cost $134,932,189)		134,932,189
Net Other Assets (Liabilities) — 0.1%		119,433

NET ASSETS — 100.0%		$135,051,622

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2010. The maturity date reflected is the next reset date.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

FHLB — Federal Home Loan Bank

ICC — Insured Custody Certificate

G.O. — General Obligation

N.A. — North America

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Prime Money Market Fund (formerly BB&T Prime Money Market Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (3.6%)
$ 3,402,624	AmeriCredit Automobile Receivables Trust, Series 2010-B, Class A1, 0.377%, 9/6/11	$3,402,624
14,000,000	Arkle Master Issuer PLC, Series 2010-1A, Class 1A, 0.461%, 1/18/11*(a)	14,000,000
89,073	Hyundai Auto Receivables Trust, Series 2010-A, Class A1, 0.398%, 5/16/11	89,073
2,090,453	Hyundai Auto Receivables Trust, Series 2010-B, Class A1, 0.371%, 9/15/11	2,090,453

	Total Asset Backed Securities (Cost $19,582,150)	19,582,150

CERTIFICATES OF DEPOSIT (21.6%)
	Banks (21.6%)
24,000,000	Bank of Montreal, 0.411%, 1/27/11	24,000,000
15,000,000	Bank of Nova Scotia, Toronto, 0.290%, 3/3/11	15,000,000
4,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., 0.300%, 3/8/11	4,000,000
10,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., 0.300%, 3/28/11	10,000,000
10,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., 0.300%, 3/30/11	10,000,000
25,000,000	Mizuho Corp. Bank, Ltd., 0.280%, 1/25/11	25,000,000
2,000,000	Mizuho Corp. Bank, Ltd., 0.290%, 2/24/11	2,000,000
6,000,000	State Street Bank & Trust Co., 0.350%, 3/10/11	6,000,000
20,000,000	Toronto Dominion Bank, 0.280%, 3/23/11	20,000,000

	Total Certificates of Deposit (Cost $116,000,000)	116,000,000

COMMERCIAL PAPER** (26.2%)
	Asset Backed Securities (12.1%)
12,000,000	Clipper Receivables Co. LLC, 0.730%, 1/5/11(a)	11,999,027
2,000,000	Fairway Finance Co. LLC, 0.301%, 1/18/11*** .	2,000,000
27,000,000	Falcon Asset Securitization Co. LLC, 0.290%, 2/14/11(a)	26,990,430
10,500,000	Fcar Auto Loan Trust, 0.800%, 1/4/11	10,499,300
13,500,000	Fcar Auto Loan Trust, 0.650%, 2/2/11	13,492,200

		64,980,957

	Banking (1.3%)
7,000,000	Australia & New Zealand Banking Group, Ltd., 0.355%, 1/7/11***(a)	7,000,000

	Financial Services (12.8%)
20,000,000	Bank of America Corp., 0.300%, 1/20/11	19,996,833
4,000,000	Bank of America Corp., 0.293%, 2/2/11	3,998,969
25,000,000	Citigroup Funding, Inc., 0.280%, 1/20/11	24,996,306
10,000,000	Toyota Motor Credit Corp., 0.400%, 5/31/11	9,983,333
10,000,000	Toyota Motor Credit Corp., 0.380%, 6/3/11	9,983,850

		68,959,291

	Total Commercial Paper (Cost $140,940,248)	140,940,248

CORPORATE BONDS (1.8%)
	Banking (0.1%)
623,000	JPMorgan Chase & Co., 5.600%, 6/1/11	636,254

	Financial Services (1.0%)
2,350,000	General Electric Capital Corp., GMTN, Series A, 5.500%, 4/28/11	2,384,995

Principal Amount		Amortized Cost
CORPORATE BONDS — (continued)
	Financial Services — (continued)
$ 2,920,000	General Electric Capital Corp., MTN, Series A, 6.125%, 2/22/11	$2,942,392

		5,327,387

	Retail (0.7%)
3,676,000	Wal-Mart Stores, Inc., 4.125%, 2/15/11	3,692,667

	Total Corporate Bonds (Cost $9,656,308)	9,656,308

VARIABLE RATE NOTES* (26.9%)
	Banking (24.0%)
1,570,000	Anchor Holdings LLC, Series 2000 (U.S. Bank, N.A.), 0.600%, 1/6/11	1,570,000
20,000,000	Australia & New Zealand Banking Group, Ltd., 0.341%, 1/20/11(a)	20,000,000
3,500,000	Bank of Montreal, Series YCD, 0.351%, 1/26/11	3,500,000
6,015,000	Jaxon Arbor LLC, Series A, 0.300%, 1/6/11	6,015,000
400,000	JPMorgan Chase Bank N.A., 0.261%, 1/28/11	399,717
25,000,000	National Australia Bank of New York, Series YCD, 0.323%, 1/10/11	25,000,000
11,400,000	New Mexico Finance Authority, NM, State Transportation Subordinate Lien Refunding Revenue, Series D, Taxable (Royal Bank of Canada), 0.300%, 1/6/11	11,400,000
2,400,000	New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Law School Project, Series A (JP Morgan Chase Bank), 0.300%, 1/6/11	2,400,000
20,000,000	Rochester, MN, Health Care Facilities Refunding Revenue, Mayo Clinic, Series B (Northern Trust Company), 0.300%, 1/5/11	20,000,000
3,095,000	Spira Millennium LLC, Series 2001 (Bank of America N.A.), 0.570%, 1/6/11	3,095,000
4,000,000	Syracuse Industrial Development Agency, NY, Civic Facility Syracuse University Revenue, Series A (JP Morgan Chase Bank), 0.300%, 1/5/11	4,000,000
32,000,000	Westpac Banking Corp., 0.340%, 1/14/11(a)	32,000,000

		129,379,717

	Financial Services (0.1%)
551,000	General Electric Capital Corp., 0.378%, 1/28/11	551,037

	Municipal Bonds (2.8%)
15,000,000	California Housing Finance Agency, CA, Home Mortgage Revenue, Series F (Freddie Mac), 0.330%, 1/5/11	15,000,000

	Total Variable Rate Notes (Cost $144,930,754)	144,930,754

Continued

Sterling Capital Prime Money Market Fund (formerly BB&T Prime Money Market Fund)

    Schedule of Portfolio Investments — (continued)

    December 31, 2010 (Unaudited)

Principal Amount		Amortized Cost
U.S. GOVERNMENT AGENCIES (7.0%)
	Federal Financing Bank (5.1%)
$27,400,000	Straight-A Funding LLC, 0.260%, 1/24/11(a)	$27,395,449

	Federal Home Loan Bank (1.9%)
10,000,000	Federal Home Loan Bank, 0.410%, 12/9/11	10,000,000

	Total U.S. Government Agencies (Cost $37,395,449)	37,395,449

U.S. TREASURY NOTES (0.9%)
5,000,000	0.750%, 11/30/11	5,020,301

	Total U.S. Treasury Notes (Cost $5,020,301)	5,020,301

REPURCHASE AGREEMENT (12.0%)
64,542,000	Merrill Lynch & Co., Inc., 0.25%, dated
	12/31/10, due 1/3/11, proceeds at maturity,
	$64,543,345 (Collateralized fully by
	Government Mortgage-Backed Securities)	64,542,000

	Total Repurchase Agreement (Cost $64,542,000)	64,542,000

Total Investments — 100.0% (Cost $538,067,210)		538,067,210
Net Other Assets (Liabilities) — 0.0%		51,463

NET ASSETS — 100.0%		$538,118,673

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2010. The maturity date reflected is the next reset date.
**	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
***	Interest bearing commercial paper.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

GMTN — Global Medium Term Note

MTN — Medium Term Note

N.A. — North America

YCD — Yankee Certificate of Deposit

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital U.S. Treasury Money Market Fund (formerly BB&T U.S. Treasury Money Market Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

	00	00
Principal Amount		Amortized Cost
U.S. TREASURY NOTES (15.9%)
$20,000,000	0.875%, 1/31/11	$20,011,358
20,000,000	0.875%, 2/28/11	20,023,608
20,000,000	0.875%, 4/30/11	20,043,792

	Total U.S. Treasury Notes (Cost $60,078,758)	60,078,758

U.S. TREASURY BILLS* (23.7%)
10,000,000	0.133%, 1/13/11	9,999,557
20,000,000	0.137%, 2/17/11(a)	19,996,423
20,000,000	0.137%, 3/17/11	19,994,292
10,000,000	0.135%, 3/31/11	9,996,663
10,000,000	0.146%, 3/31/11	9,996,391
20,000,000	0.134%, 4/14/11	19,992,312

	Total U.S. Treasury Bills (Cost $89,975,638)	89,975,638

	0000000000	0000000000
Principal Amount		Amortized Cost
REPURCHASE AGREEMENTS (60.4%)
$75,000,000	Bank of America Corp., 0.090%, dated 12/31/10, due 1/3/11, proceeds at maturity, $75,000,563 (Collateralized fully by U.S. Treasury Securities)	$75,000,000
75,000,000	Goldman Sachs Group, Inc., 0.070%, dated 12/31/10, due 1/3/11, proceeds at maturity, $75,000,438 (Collateralized fully by U.S. Treasury Securities)	75,000,000
78,705,440	JPMorgan Chase & Co., 0.120%, dated 12/31/10, due 1/3/11, proceeds at maturity, $78,706,227 (Collateralized fully by U.S. Treasury Securities)	78,705,440

	Total Repurchase Agreements (Cost $228,705,440)	228,705,440

Total Investments — 100.0% (Cost $378,759,836)		378,759,836
Net Other Assets (Liabilities) — 0.0%		131,590

NET ASSETS — 100.0%		$378,891,426

*	Rate disclosed represents the annualized yield from date of purchase.
(a)	Represents that all or a portion of the security was on loan as of December 31, 2010.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Conservative Fund (formerly BB&T Capital Manager Conservative Growth Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (78.1%)
30,086	Sterling Capital Equity Income Fund, Institutional Class	$418,796
99,688	Sterling Capital International Fund, Institutional Class(a)	547,285
51,603	Sterling Capital Mid Value Fund, Institutional Class	695,099
99,038	Sterling Capital Select Equity Fund, Institutional Class	1,157,756
13,794	Sterling Capital Small Value Fund, Institutional Class	182,490
15,425	Sterling Capital Special Opportunities Fund, Institutional Class(a)	274,562
707,190	Sterling Capital Total Return Bond Fund, Institutional Class	7,687,152
546,367	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	546,367

	Total Affiliated Investment Companies (Cost $10,084,714)	11,509,507

EXCHANGE TRADED FUNDS (15.1%)
5,329	iShares Dow Jones US Real Estate Index Fund	298,211
5,279	iShares MSCI EAFE Small Cap Index Fund	222,827
6,377	iShares MSCI EAFE Value Index Fund	323,760
2,753	iShares MSCI Emerging Markets Index Fund	131,098
2,615	iShares Russell 2000 Index Fund	204,571
8,797	iShares Russell Midcap Growth Index Fund	498,526
4,332	iShares S&P 500 Index Fund	546,915

	Total Exchange Traded Funds (Cost $1,658,079)	2,225,908

NON-AFFILIATED INVESTMENT COMPANIES (7.0%)
31,588	Credit Suisse Commodity Return Strategy Fund	295,029
14,901	Harding, Loevner International Equity Portfolio	223,216
11,776	Lazard Emerging Markets Equity Portfolio	256,472
7,252	Oppenheimer Developing Markets Fund	261,588

	Total Non-Affiliated Investment Companies (Cost $916,103)	1,036,305

Total Investments — 100.2% (Cost $12,658,896)		14,771,720
Net Other Assets (Liabilities) — (0.2%)		(24,998)

NET ASSETS — 100.0%		$14,746,722

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund (formerly BB&T Capital Manager Moderate Growth Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (64.8%)
126,923	Sterling Capital Equity Income Fund, Institutional Class	$1,766,770
420,431	Sterling Capital International Fund, Institutional Class(a)	2,308,166
217,859	Sterling Capital Mid Value Fund, Institutional Class	2,934,564
417,956	Sterling Capital Select Equity Fund, Institutional Class	4,885,901
58,325	Sterling Capital Small Value Fund, Institutional Class	771,644
64,985	Sterling Capital Special Opportunities Fund, Institutional Class(a)	1,156,729
888,286	Sterling Capital Total Return Bond Fund, Institutional Class	9,655,674
1,087,789	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	1,087,789

	Total Affiliated Investment Companies (Cost $21,376,542)	24,567,237

EXCHANGE TRADED FUNDS (26.3%)
20,221	iShares Dow Jones US Real Estate Index Fund	1,131,567
21,701	iShares MSCI EAFE Small Cap Index Fund	915,999
26,689	iShares MSCI EAFE Value Index Fund	1,355,001
28,028	iShares MSCI Emerging Markets Index Fund	1,334,693
11,008	iShares Russell 2000 Index Fund	861,156
36,835	iShares Russell Midcap Growth Index Fund	2,087,440
18,137	iShares S&P 500 Index Fund	2,289,796

	Total Exchange Traded Funds (Cost $8,080,003)	9,975,652

NON-AFFILIATED INVESTMENT COMPANIES (9.1%)
121,954	Credit Suisse Commodity Return Strategy Fund	1,139,052
62,461	Harding, Loevner International Equity Portfolio	935,659
31,184	Lazard Emerging Markets Equity Portfolio	679,185
19,099	Oppenheimer Developing Markets Fund	688,884

	Total Non-Affiliated Investment Companies (Cost $3,043,829)	3,442,780

Total Investments — 100.2% (Cost $32,500,374)		37,985,669
Net Other Assets (Liabilities) — (0.2%)		(91,084)

NET ASSETS — 100.0%		$37,894,585

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund (formerly BB&T Capital Manager Growth Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (56.5%)
120,478	Sterling Capital Equity Income Fund, Institutional Class	$1,677,059
399,157	Sterling Capital International Fund, Institutional Class(a)	2,191,370
206,791	Sterling Capital Mid Value Fund, Institutional Class	2,785,476
396,789	Sterling Capital Select Equity Fund, Institutional Class	4,638,461
55,323	Sterling Capital Small Value Fund, Institutional Class	731,924
61,745	Sterling Capital Special Opportunities Fund, Institutional Class(a)	1,099,067
264,223	Sterling Capital Total Return Bond Fund, Institutional Class	2,872,100
531,116	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	531,116

	Total Affiliated Investment Companies (Cost $14,137,516)	16,526,573

EXCHANGE TRADED FUNDS (34.0%)
19,122	iShares Dow Jones US Real Estate Index Fund	1,070,067
20,204	iShares MSCI EAFE Small Cap Index Fund	852,811
25,336	iShares MSCI EAFE Value Index Fund	1,286,309
37,226	iShares MSCI Emerging Markets Index Fund	1,772,702
10,068	iShares Russell 2000 Index Fund	787,620
35,043	iShares Russell Midcap Growth Index Fund	1,985,887
17,255	iShares S&P 500 Index Fund	2,178,444

	Total Exchange Traded Funds (Cost $8,161,428)	9,933,840

NON-AFFILIATED INVESTMENT COMPANIES (9.5%)
117,489	Credit Suisse Commodity Return Strategy Fund	1,097,346
59,352	Harding, Loevner International Equity Portfolio	889,090
17,901	Lazard Emerging Markets Equity Portfolio	389,883
10,893	Oppenheimer Developing Markets Fund	392,903

	Total Non-Affiliated Investment Companies (Cost $2,462,144)	2,769,222

Total Investments — 100.0% (Cost $24,761,088)		29,229,635
Net Other Assets (Liabilities) — 0.0%		(11,204)

NET ASSETS — 100.0%		$29,218,431

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Equity Fund (formerly BB&T Capital Manager Equity Fund)

    Schedule of Portfolio Investments

    December 31, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (53.1%)
43,866	Sterling Capital Equity Income Fund, Institutional Class	$610,613
144,973	Sterling Capital International Fund, Institutional Class(a)	795,899
75,696	Sterling Capital Mid Value Fund, Institutional Class	1,019,621
146,502	Sterling Capital Select Equity Fund, Institutional Class	1,712,606
20,922	Sterling Capital Small Value Fund, Institutional Class	276,795
23,026	Sterling Capital Special Opportunities Fund, Institutional Class(a)	409,856
314,781	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	314,781

	Total Affiliated Investment Companies (Cost $4,376,547)	5,140,171

EXCHANGE TRADED FUNDS (37.7%)
7,484	iShares Dow Jones US Real Estate Index Fund	418,805
6,997	iShares MSCI EAFE Small Cap Index Fund	295,343
8,952	iShares MSCI EAFE Value Index Fund	454,493
15,744	iShares MSCI Emerging Markets Index Fund	749,729
3,400	iShares Russell 2000 Index Fund	265,982
12,348	iShares Russell Midcap Growth Index Fund	699,761
6,079	iShares S&P 500 Index Fund	767,474

	Total Exchange Traded Funds (Cost $2,991,017)	3,651,587

NON-AFFILIATED INVESTMENT COMPANIES (9.1%)
45,251	Credit Suisse Commodity Return Strategy Fund	422,640
20,924	Harding, Loevner International Equity Portfolio	313,444
3,373	Lazard Emerging Markets Equity Portfolio	73,467
2,051	Oppenheimer Developing Markets Fund	73,995

	Total Non-Affiliated Investment Companies (Cost $782,792)	883,546

Total Investments — 99.9% (Cost $8,150,356)		9,675,304
Net Other Assets (Liabilities) — 0.1%		11,444

NET ASSETS — 100.0%		$9,686,748

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Funds

  Notes to Schedules of Portfolio Investments (Unaudited)

  December 31, 2010

1.	Organization:

Sterling Capital Funds (formerly known as BB&T Funds) (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of the Sterling Capital Select Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Small Value Fund, the Sterling Capital International Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Short-Term Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, the Sterling Capital Equity Index Fund, the Sterling Capital National Tax-Free Money Market Fund, the Sterling Capital Prime Money Market Fund, the Sterling Capital U.S. Treasury Money Market Fund, the Sterling Capital Strategic Allocation Conservative Fund, the Sterling Capital Strategic Allocation Balanced Fund, the Sterling Capital Strategic Allocation Growth Fund and the Sterling Capital Strategic Allocation Equity Fund (referred to individually as a “Fund” and collectively, the “Funds”). The Sterling Capital Equity Index Fund is not included in these financial statements. The Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund and the Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The Sterling Capital National Tax-Free Money Market Fund, the Sterling Capital Prime Money Market Fund and the Sterling Capital U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Sterling Capital Strategic Allocation Conservative Fund, the Sterling Capital Strategic Allocation Balanced Fund, the Sterling Capital Strategic Allocation Growth Fund and the Sterling Capital Strategic Allocation Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Funds of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in underlying mutual funds and exchange traded funds as opposed to individual securities.

All Funds except the Tax-Free Funds are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences

Sterling Capital Funds

  Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

  December 31, 2010

between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be valued by the Pricing Committee at fair value determined in good faith under the general supervision of the Board. The following Fund had securities valued by the Pricing Committee as of December 31, 2010:

	Fair Value	Percentage of Net Assets
Sterling Capital International Fund	$3,141	0.004%

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital International Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Sterling Capital International Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2010 there were no changes to the valuation policies and procedures.

The summary of inputs used to determine the fair valuation of each Fund’s investments as of December 31, 2010 is as follows:

Assets:	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs			Level 3– Significant Unobservable Inputs	Total
Investments in Securities
Sterling Capital Select Equity Fund	$233,172,352	(a)	$6,847,852	(b	)	$—	$240,020,204
Sterling Capital Mid Value Fund	379,577,057	(a)	8,156,309	(b	)	—	387,733,366
Sterling Capital Small Value Fund	78,091,550	(a)	239,559	(b	)	—	78,331,109
Sterling Capital International Fund	85,664,521	(a)	1,188,485	(a	)(b)	—	86,853,006
Sterling Capital Special Opportunities Fund	630,064,673	(a)	6,539,879	(b	)	—	636,604,552
Sterling Capital Equity Income Fund	578,004,543	(a)	29,452,487	(b	)	—	607,457,030
Sterling Capital Short-Term Bond Fund	61,623	(c)	61,733,320	(a	)(b)	—	61,794,943
Sterling Capital Intermediate U.S. Government Fund	7,831,671	(c)	182,210,543	(a	)(b)	—	190,042,214
Sterling Capital Total Return Bond Fund	3,114,109	(c)	421,773,680	(a	)(b)	—	424,887,789
Sterling Capital Kentucky Intermediate Tax-Free Fund	1,423,985	(c)	22,482,779	(a	)	—	23,906,764
Sterling Capital Maryland Intermediate Tax-Free Fund	252,785	(c)	36,984,468	(a	)	—	37,237,253
Sterling Capital North Carolina Intermediate Tax-Free Fund	4,884,229	(c)	190,464,047	(a	)	—	195,348,276
Sterling Capital South Carolina Intermediate Tax-Free Fund	280,423	(c)	47,516,873	(a	)	—	47,797,296
Sterling Capital Virginia Intermediate Tax-Free Fund	3,118,723	(c)	106,260,064	(a	)	—	109,378,787
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,793,682	(c)	96,420,455	(a	)	—	99,214,137
Sterling Capital National Tax-Free Money Market Fund	1,404	(c)	134,930,785	(a	)	—	134,932,189
Sterling Capital Prime Money Market Fund	—		538,067,210	(a	)	—	538,067,210
Sterling Capital U.S. Treasury Money Market Fund	—		398,581,505	(a	)(b)	—	398,581,505
Sterling Capital Strategic Allocation Conservative Fund	14,771,720	(a)	—			—	14,771,720
Sterling Capital Strategic Allocation Balanced Fund	37,985,669	(a)	—			—	37,985,669

Sterling Capital Funds

  Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

  December 31, 2010

Assets:	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Strategic Allocation Growth Fund	$29,229,635	(a)	—	—	$29,229,635
Sterling Capital Strategic Allocation Equity Fund	9,675,304	(a)	—	—	9,675,304
Other Financial Instruments-
Forward Foreign Currency Exchange Contracts
Sterling Capital International Fund (d)	$—		$23,527	$—	$23,527

Liabilities:
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (d)	$1,231,600		$ —	$—	$1,231,600
Sterling Capital Equity Income Fund (d)	470,250		—	—	470,250
Forward Foreign Currency Exchange Contracts
Sterling Capital International Fund (d)	$—		$20,582	$—	$20,582

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	All or part of the balance represents securities held as collateral for securities on loan.
(c)	Represents investment companies.
(d)

Other financial instruments are foreign currency exchange contracts and written options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instruments and written options are shown at value.

Foreign Currency Translation — The accounting records of the Sterling Capital International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts — The Sterling Capital International Fund enters into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period, the Sterling Capital International Fund utilized forward foreign currency exchange contracts to hedge the Fund’s portfolio against currency risks. The Fund also utilized forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark. Additionally, the Fund hedged some of its currency exposure to the Euro by selling this currency forward versus the U.S. dollar, using 3-month forward currency contracts. At the same time, the Fund moved closer to the benchmark weight assigned to Japan through the use of forward currency transactions (buy the foreign currency, sell the U.S. dollar). For open foreign currency exchange contracts as of December 31, 2010, see the Schedule of Portfolio Investments.

Sterling Capital Funds

  Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

  December 31, 2010

Options Contracts — The Sterling Capital Special Opportunities Fund and the Sterling Capital Equity Income Fund write (sell) “covered” call options and purchase options to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer). The Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of December 31, 2010:

	Number of Contracts	Value

Sterling Capital Special Opportunities Fund
Akamai Technologies, Inc., $52.50, 1/22/11	800	$(25,600)
Becton Dickinson & Co., $90.00, 3/19/11	1,000	(85,000)
eBay, Inc., $28.00, 1/22/11	1,000	(92,000)
eBay, Inc., $35.00, 1/22/11	1,000	(1,000)
Halliburton Co., $40.00, 1/22/11	3,660	(611,220)
Halliburton Co., $45.00, 1/22/11	1,110	(14,430)
Intuit, Inc., $47.50, 1/22/11	90	(20,250)
Intuit, Inc., $49.00, 1/22/11	410	(48,380)
Intuit, Inc., $50.00, 1/22/11	500	(39,000)
McKesson Corp., $72.50, 2/19/11	870	(130,500)
Weatherford International, Ltd., $25.00, 2/19/11	2,070	(95,220)
Yum! Brands, Inc., $50.00, 1/22/11	1,500	(69,000)

	14,010	$(1,231,600)

Sterling Capital Equity Income Fund
McDonald’s Corp., $80.00, 2/19/11	500	$(8,500)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR, $10.00, 2/19/11	1,643	(410,750)
Texas Instruments, Inc., $36.00, 2/19/11	1,000	(51,000)

	3,143	$(470,250)

Sterling Capital Funds

  Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

  December 31, 2010

Derivative Instruments Categorized by Risk Exposure — For the period ended December 31, 2010, the average quarterly balance of derivative financial instruments was as follows:

	Sterling Capital International Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Forward Foreign Currency Exchange Contracts (Forward Foreign Currency Risk):
Average number of contracts - U.S. dollars purchased	2	—	—
Average U.S. dollar amounts purchased	$1,713,385	—	—
Average number of contracts - U.S. dollars sold	1	—	—
Average U.S. dollar amounts sold	$ 803,695	—	—

Options Written (Equity Risk):
Average number of contracts	—	14,010	3,143
Average premium	—	$1,119,332	$257,175

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds, with the exception of the Sterling Capital U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Sterling Capital Select Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Small Value Fund, the Sterling Capital International Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital National Tax-Free Money Market Fund, and the Sterling Capital Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the advisor or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate

Sterling Capital Funds

  Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

  December 31, 2010

income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies on instrumentalities, irrevocable letters of credit, U.S. dollar cash or other forms of collateral as may be agreed to between the Trust and the Bank of New York Mellon, the lending agent (“BNY Mellon Bank”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of the income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, BNY Mellon Bank is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at December 31, 2010 was invested in the BNY Mellon Overnight Government Fund (formerly known as BNY Mellon Institutional Cash Reserve Fund Series A) and the BNY Mellon Institutional Cash Reserve Fund (“ICRF”) Series B, an unregistered investment pool managed by BNY Mellon Bank, which was invested in repurchase agreements and Lehman Brothers floating rate medium term notes.

Effective July 1, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNY Mellon Bank and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the advisor or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. As of December 31, 2010, the following Funds had loans outstanding:

	Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Average Value on Loan for the period ended December 31, 2010
Sterling Capital Select Equity Fund	$7,031,489	$7,153,736	$6,847,852	$3,281,110
Sterling Capital Mid Value Fund	8,895,975	9,114,562	8,156,309	8,868,106
Sterling Capital Small Value Fund	430,520	440,437	239,559	790,108
Sterling Capital International Fund	1,027,989	1,077,491	1,062,268	2,378,535
Sterling Capital Special Opportunities Fund	6,994,124	7,137,863	6,539,879	9,502,743
Sterling Capital Equity Income Fund	29,159,894	29,840,239	29,452,487	28,370,538
Sterling Capital Intermediate U.S. Government Fund	4,988,482	5,087,500	5,003,555	5,202,182
Sterling Capital Total Return Bond Fund	1,948,439	2,016,000	1,555,891	1,097,379

Sterling Capital Funds

  Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

  December 31, 2010

	Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Average Value on Loan for the period ended December 31, 2010
Sterling Capital U.S. Treasury Money Market Fund	19,397,323	19,821,669	19,821,669	$10,564,692

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

In addition to the requirements of the Code, the Sterling Capital International Fund may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Sterling Capital International Fund may accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce the Sterling Capital International Fund’s net asset value. As of December 31, 2010, the Sterling Capital International Fund has no recorded payable as an estimate for potential future India capital gains taxes.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended December 31, 2010 is set forth below:

	Shares Held at September 30, 2010	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Class	32,746	—	2,660	30,086	$ 418,796
Sterling Capital International Fund, Institutional Class	110,490	—	10,802	99,688	547,285
Sterling Capital Mid Value Fund, Institutional Class	59,145	—	7,542	51,603	695,099
Sterling Capital Select Equity Fund, Institutional Class	111,019	377	12,358	99,038	1,157,756
Sterling Capital Special Opportunities Fund, Institutional Class	16,948	210	1,733	15,425	274,562
Sterling Capital Total Return Bond Fund, Institutional Class	675,576	31,614	—	707,190	7,687,152
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	418,079	22,102,556	21,974,268	546,367	546,367
Sterling Capital Small Value Fund, Institutional Class	16,546	—	2,752	13,794	182,490

Total Affiliates	1,440,549	22,134,757	22,012,115	1,563,191	$ 11,509,507

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Class	134,548	—	7,625	126,923	$ 1,766,770
Sterling Capital International Fund, Institutional Class	454,296	184	34,049	420,431	2,308,166

Sterling Capital Funds

  Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

  December 31, 2010

	Shares Held at September 30, 2010	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010
Sterling Capital Mid Value Fund, Institutional Class	243,138	—	25,279	217,859	$ 2,934,564
Sterling Capital Select Equity Fund, Institutional Class	456,585	—	38,629	417,956	4,885,901
Sterling Capital Special Opportunities Fund, Institutional Class	69,693	488	5,196	64,985	1,156,729
Sterling Capital Total Return Bond Fund, Institutional Class	838,469	49,817	—	888,286	9,655,674
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	396,164	49,160,951	48,469,326	1,087,789	1,087,789
Sterling Capital Small Value Fund, Institutional Class	68,130	—	9,805	58,325	771,644

Total Affiliates	2,661,023	49,211,440	48,589,909	3,282,554	$24,567,237

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Class	125,242	763	5,527	120,478	$ 1,677,059
Sterling Capital International Fund, Institutional Class	422,855	—	23,698	399,157	2,191,370
Sterling Capital Mid Value Fund, Institutional Class	226,397	—	19,606	206,791	2,785,476
Sterling Capital Select Equity Fund, Institutional Class	425,003	3,390	31,604	396,789	4,638,461
Sterling Capital Special Opportunities Fund, Institutional Class	64,866	1,266	4,387	61,745	1,099,067
Sterling Capital Total Return Bond Fund, Institutional Class	256,099	8,124	—	264,223	2,872,100
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	863,643	32,462,698	32,795,225	531,116	531,116
Sterling Capital Small Value Fund, Institutional Class	63,423	—	8,100	55,323	731,924

Total Affiliates	2,447,528	32,476,241	32,888,147	2,035,622	$16,526,573

Sterling Capital Strategic Allocation Equity Fund
Sterling Capital Equity Income Fund, Institutional Class	43,332	534	—	43,866	$ 610,613
Sterling Capital International Fund, Institutional Class	146,499	—	1,526	144,973	795,899
Sterling Capital Mid Value Fund, Institutional Class	78,437	—	2,741	75,696	1,019,621
Sterling Capital Select Equity Fund, Institutional Class	147,155	1,883	2,536	146,502	1,712,606
Sterling Capital Special Opportunities Fund, Institutional Class	22,468	558	—	23,026	409,856
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	497,104	18,447,291	18,629,614	314,781	314,781
Sterling Capital Small Value Fund, Institutional Class	21,995	—	1,073	20,922	276,795

Total Affiliates	956,990	18,450,266	18,637,490	769,766	$ 5,140,171

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

Sterling Capital Funds

  Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

  December 31, 2010

5.	Federal Income Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2010, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Select Equity Fund	$120,078,510	2017
Sterling Capital Select Equity Fund	10,325,708	2018
Sterling Capital Mid Value Fund	4,654,561	2016
Sterling Capital Mid Value Fund	33,027,022	2017
Sterling Capital Mid Value Fund	17,450,982	2018
Sterling Capital Small Value Fund	560,977	2015
Sterling Capital Small Value Fund	5,873,289	2016
Sterling Capital Small Value Fund	4,139,048	2017
Sterling Capital Small Value Fund	1,280,281	2018
Sterling Capital International Fund	34,249,253	2017
Sterling Capital International Fund	25,579,528	2018
Sterling Capital Equity Income Fund	1,752,496	2017
Sterling Capital Equity Income Fund	35,182,274	2018
Sterling Capital Short-Term Bond Fund	48,188	2012
Sterling Capital Short-Term Bond Fund	2,094,190	2013
Sterling Capital Short-Term Bond Fund	1,246,269	2014
Sterling Capital Short-Term Bond Fund	3,940,976	2015
Sterling Capital Short-Term Bond Fund	160,380	2016
Sterling Capital Intermediate U.S. Government Fund	2,827,748	2014
Sterling Capital Intermediate U.S. Government Fund	10,119,332	2016
Sterling Capital Strategic Allocation Conservative Fund	122,214	2017
Sterling Capital Strategic Allocation Conservative Fund	8,974,540	2018
Sterling Capital Strategic Allocation Balanced Fund	508,094	2017
Sterling Capital Strategic Allocation Balanced Fund	9,432,218	2018
Sterling Capital Strategic Allocation Growth Fund	1,235,282	2017
Sterling Capital Strategic Allocation Growth Fund	8,914,876	2018
Sterling Capital Strategic Allocation Equity Fund	958,260	2017
Sterling Capital Strategic Allocation Equity Fund	8,277,491	2018

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ended September 30, 2011:

	Post- October Capital Losses	Post- October Currency Losses
Sterling Capital Equity Income Fund	$5,011,707	$20,418
Sterling Capital Short-Term Bond Fund	345,563	—
Sterling Capital Prime Money Market Fund	19,807	—
Sterling Capital Strategic Allocation Conservative Fund	37,533	—

Sterling Capital Funds

  Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

  December 31, 2010

	Post- October Capital Losses	Post- October Currency Losses
Sterling Capital Strategic Allocation Balanced Fund	$4,206,232	—
Sterling Capital Strategic Allocation Growth Fund	4,629,141	—
Sterling Capital Strategic Allocation Equity Fund	1,125,078	—

At December 31, 2010 federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Sterling Capital Select Equity Fund	$205,976,793	$38,476,222	$(4,432,767)	$34,043,455
Sterling Capital Mid Value Fund	329,250,217	75,998,650	(17,515,450)	58,483,200
Sterling Capital Small Value Fund	66,775,084	14,271,622	(2,715,596)	11,556,026
Sterling Capital International Fund	73,119,996	16,326,644	(2,593,382)	13,733,262
Sterling Capital Special Opportunities Fund	537,514,363	108,656,487	(9,566,256)	99,090,231
Sterling Capital Equity Income Fund	522,189,048	89,501,374	(4,233,204)	85,268,170
Sterling Capital Short-Term Bond Fund	61,029,493	1,030,269	(264,819)	765,450
Sterling Capital Intermediate U.S. Government Fund	185,586,267	6,014,113	(1,558,166)	4,455,947
Sterling Capital Total Return Bond Fund	413,106,422	16,540,132	(4,758,765)	11,781,367
Sterling Capital Kentucky Intermediate Tax-Free Fund	23,322,192	662,500	(77,928)	584,572
Sterling Capital Maryland Intermediate Tax-Free Fund	36,220,400	1,226,650	(209,797)	1,016,853
Sterling Capital North Carolina Intermediate Tax-Free Fund	190,271,478	6,227,589	(1,150,791)	5,076,798
Sterling Capital South Carolina Intermediate Tax-Free Fund	47,152,848	1,042,830	(398,382)	644,448
Sterling Capital Virginia Intermediate Tax-Free Fund	105,540,127	4,503,303	(664,643)	3,838,660
Sterling Capital West Virginia Intermediate Tax-Free Fund	97,546,884	2,603,570	(936,317)	1,667,253
Sterling Capital National Tax-Free Money Market Fund	134,932,189	—	—	—
Sterling Capital Prime Money Market Fund	538,067,210	—	—	—
Sterling Capital U.S. Treasury Money Market Fund	378,759,836	—	—	—
Sterling Capital Strategic Allocation Conservative Fund	13,206,061	2,112,824	(547,165)	1,565,659
Sterling Capital Strategic Allocation Balanced Fund	34,365,228	5,485,295	(1,864,854)	3,620,441
Sterling Capital Strategic Allocation Growth Fund	26,532,610	4,468,547	(1,771,522)	2,697,025
Sterling Capital Strategic Allocation Equity Fund	9,172,176	1,524,948	(1,021,820)	503,128

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds (formerly, BB&T Funds)

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	2/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	2/28/11

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer
(principal financial officer)

Date	2/28/11